Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.3%)
U.S. Government Securities (7.3%)
	United States Treasury Note/Bond	1.500%	2/28/23	613,000	612,620
	United States Treasury Note/Bond	2.875%	10/31/23	192,000	202,020
	United States Treasury Note/Bond	2.125%	3/31/24	6,000	6,152
	United States Treasury Note/Bond	1.750%	7/31/24	250,000	252,577
	United States Treasury Note/Bond	1.500%	9/30/24	185,000	184,769
1	United States Treasury Note/Bond	2.875%	4/30/25	400,000	427,564
	United States Treasury Note/Bond	2.875%	5/31/25	135,000	144,387
	United States Treasury Note/Bond	1.875%	6/30/26	200,000	203,438
1	United States Treasury Note/Bond	2.250%	11/15/27	30,000	31,392
2	United States Treasury Note/Bond	2.750%	2/15/28	26,152	28,387
1,3	United States Treasury Note/Bond	2.875%	5/15/28	200,000	219,376
					2,312,682
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.143%	9/1/32	120	123
4,5,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.291%	8/1/32	184	191
					314
Total U.S. Government and Agency Obligations (Cost $2,275,245)					2,312,996
Asset-Backed/Commercial Mortgage-Backed Securities (17.4%)
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	5,090
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	3,030	3,119
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	13,200	13,440
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	17,850	18,214
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	12,620	12,925
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,845	4,063
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,126
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,474	6,813
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,038	5,225
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	2,723	2,868
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	1,070	1,149
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,635
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,742
4	AmeriCredit Automobile Receivables
	Trust 2016-1	3.590%	2/8/22	2,980	3,009
4	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	3,280	3,326
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	3,390	3,410
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	9,460	9,828
4	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	7,240	7,474
4,7	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,342

4,7	Applebee's Funding LLC / IHOP Funding
	LLC 2019-1	4.194%	6/7/49	2,260	2,305
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	4,090	4,130
4,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,482	1,513
4,7	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	36,180	40,769
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	7,140	7,147
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,788
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	1,540	1,557
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,309
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	2,970	3,031
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	2,320	2,431
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	5,900	6,349
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	6,790	6,971
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,129
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	3,350	3,504
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	3,916	4,203
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.361%	9/15/48	360	383
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,540	1,664
4	BANK 2017 - BNK4	3.625%	5/15/50	1,661	1,803
4	BANK 2017 - BNK5	3.390%	6/15/60	3,620	3,879
4	BANK 2017 - BNK6	3.254%	7/15/60	4,640	4,926
4	BANK 2017 - BNK6	3.518%	7/15/60	5,760	6,226
4	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,424
4	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,906
4	BANK 2017 - BNK8	3.488%	11/15/50	11,570	12,486
4	BANK 2017 - BNK9	3.538%	11/15/54	8,940	9,679
4	BANK 2018 - BN10	3.641%	2/15/61	4,430	4,769
4	BANK 2018 - BN10	3.688%	2/15/61	6,360	6,957
4	BANK 2018 - BN12	4.255%	5/15/61	3,960	4,503
4	BANK 2018 - BN13	4.217%	8/15/61	2,160	2,453
4	BANK 2018 - BN14	4.185%	9/15/60	2,205	2,448
4	BANK 2018 - BN14	4.231%	9/15/60	4,985	5,668
4	BANK 2018 - BN15	4.407%	11/15/61	10,327	11,924
4	BANK 2019 - BN17	3.623%	4/15/52	1,437	1,558
4	BANK 2019 - BN17	3.714%	4/15/52	6,104	6,727
4	BANK 2019 - BN18	3.584%	5/15/62	6,590	7,197
4	BANK 2019 - BN19	3.183%	8/15/61	5,100	5,404
4	BANK 2019 - BN20	3.011%	9/15/61	4,000	4,181
4	BANK 2019 - BN21	2.851%	10/17/52	5,090	5,250
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	3,108
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,570	7,174
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,557
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,903
4	BENCHMARK 2018-B1 Mortgage Trust	4.117%	1/15/51	9,810	10,573
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	15,590	17,261

4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	7,230	8,086
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	5,920	6,727
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,368
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	6,770	7,729
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	8,694	9,926
4	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	1,532	1,659
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	4,052
4,6	Brazos Higher Education Authority Inc.
	Series 2005, 3M USD LIBOR + 0.200%	2.306%	6/25/26	2,116	2,108
4,6	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	2.932%	2/25/30	4,369	4,350
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	750	756
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,213	1,218
4,7	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	6,381	6,503
4,7	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	869	869
4	California Republic Auto Receivables
	Trust 2016-1	3.430%	2/15/22	8,000	8,071
4	California Republic Auto Receivables
	Trust 2016-1	4.560%	12/15/22	8,320	8,402
4	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	973	972
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	1,120	1,123
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	540	543
4,7	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	3,450	3,438
4,7	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	3,310	3,365
4,7	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	2,090	2,143
4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	2,880	2,903
4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	1,280	1,310
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	360	361
4	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	1,630	1,631
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	900	902
4	Capital One Auto Receivables Trust 2019-
	1	2.510%	11/15/23	17,460	17,650
4	Capital One Auto Receivables Trust 2019-
	1	2.560%	10/15/24	5,890	6,002
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	39,460	40,325
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,945
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,796
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,930
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,167
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,363
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,482
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,652
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,646
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	16,700	16,774

4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	3,040	3,087
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	5,105
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,574
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,210
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,192
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,462
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	13,490	13,687
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	6,956
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,160	9,357
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,521
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	3,088
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,102
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,422
4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	4,760	4,804
4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	6,040	6,098
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,510	4,523
4	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	2,690	2,697
4	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	18,170	18,641
4	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	5,510	5,657
4	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	7,765	8,400
4	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	2,470	2,656
4	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	6,290	6,743
4	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	2,341	2,513
4	CD 2019-CD8 Commercial Mortgage
	Trust	2.912%	8/15/57	3,900	4,039
4,7	CFCRE Commercial Mortgage Trust
	2011-C2	5.741%	12/15/47	5,260	5,567
4	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	4,826	5,074
4,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	8,856	8,935
4,7	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	15,520	15,674
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	226	226
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,519
4,7	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,593
4	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	15,974	16,092
4,7	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,082
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	6,209
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	696	721
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	2,059
4	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	491	519
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	17,461

4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	14,616	15,436
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,397	10,036
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	9,552
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,142
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	832
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.437%	7/10/47	1,250	1,323
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,970
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,275	14,189
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,313
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.526%	10/10/47	3,270	3,493
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,717
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	38,770	41,852
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	24,599	26,594
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.569%	9/10/58	900	956
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,545	10,072
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	19,310	20,014
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	6,425	6,913
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	13,370	14,340
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	3,411
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.269%	9/15/50	3,150	3,323
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	900	1,022
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	7,300	8,195
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	11,580	13,313
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	1,948	1,948
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,048
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,021
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,628	6,726
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,298
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,857	6,972
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	421
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,975
4,7	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,262
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	627	649
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,875	5,184
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,097

4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,427	1,472
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,171
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,127	14,033
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	23,397	25,145
4	COMM 2013-CCRE13 Mortgage Trust	4.890%	11/10/46	855	933
4	COMM 2013-CCRE13 Mortgage Trust	4.890%	11/10/46	3,025	3,233
4,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,443
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,435
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	649	670
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,957
4	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	5,493	5,876
4,7	COMM 2013-CCRE9 Mortgage Trust	4.255%	7/10/45	2,780	2,760
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,042	1,076
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	627
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,974
4,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,702	6,884
4,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	18,320	19,550
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	534
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,932	5,315
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	487	487
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,687
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,392
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,069
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,398	6,869
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,380
4	COMM 2014-CCRE17 Mortgage Trust	4.786%	5/10/47	4,400	4,658
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,358	6,625
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	11,585	12,393
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	13,080	13,725
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	16,429
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	21,764	22,971
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,512	2,713
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,590	2,776
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,187	4,517
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	4,017
4	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	1,760	1,880
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	7,183	7,519
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	7,038
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,596
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.354%	8/15/48	2,160	2,128
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	11,274	12,225
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.536%	11/15/48	3,620	3,897
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	17,308	18,458
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	6,995	7,466
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	6,690	7,550
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	5,600	6,272
4,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	4,776	4,822
4,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	5,700	5,798
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	12,600	14,545

4	DBJPM 16-C1 Mortgage Trust	3.348%	5/10/49	1,250	1,259
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,800	10,422
4,6,7	DELAM 2018-1, 1M USD LIBOR +
	0.700%	2.546%	11/19/25	10,290	10,290
4,7	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	15,220	15,432
4	Discover Card Execution Note Trust 2019-
	A1	3.040%	7/15/24	15,220	15,626
4	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	26,220	26,256
4,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	4,400	4,499
4,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	14,950	15,108
4,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,910	11,122
4,7	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	9,600	9,595
4,7	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	11,587	11,732
4,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	892	892
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	6,056	6,108
4,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	8,895	9,008
4,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,686
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,657
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	1,794	1,796
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	1,837	1,838
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	12,200	12,281
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	8,560	8,759
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	11,248	11,270
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	15,170	15,323
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,299
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	10,250	10,382
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	9,780	10,055
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	13,430	13,940
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,820	5,864
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	5,630	5,811
4,6,7	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	2.623%	10/25/56	4,939	4,927
4,7	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	3,986	4,112
4,7	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	9,424	9,776
4,7	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	7,636	7,727
4,7	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	3,430	3,470
4,7	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	4,970	5,103
4,5,6	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.273%	1/25/29	196	196
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	2.573%	9/25/31	5,826	5,829
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	2.573%	6/25/39	10,313	10,321
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,252	10,670
4,6	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.361%	10/16/23	2,637	2,640
4,7	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	4,278	4,316
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	5,150	5,194
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	15,000	15,127
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	13,420	13,565

4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	8,470	8,591
4,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	23,111	23,180
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,428
4,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,859
4,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	13,310	13,290
4,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	24,338
4,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	28,030	28,227
4,7	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,843
4,7	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,924
4,7	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,805
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	15,562	15,713
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	6,360	6,558
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	19,160	20,002
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	7,228
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	13,500	14,110
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	8,140	8,434
4,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	11,423	12,064
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	11,040	11,322
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	4,250	4,367
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	4,520	4,643
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	47,926	47,937
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	28,672	28,700
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	27,090	27,476
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	26,880	27,597
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	19,500	19,832
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	3,330	3,445
§,4,5	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2	4.218%	10/25/28	34	34
4,5,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	3.823%	12/25/28	732	734
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.740%	2/25/48	4,247	4,264
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.816%	5/25/48	3,392	3,415
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.158%	8/25/48	1,993	1,989
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.458%	11/25/48	1,560	1,573
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	2.623%	3/25/49	431	431
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA2, 1M USD
	LIBOR + 0.700%	2.523%	4/25/49	5,299	5,300
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	4,120	4,123
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	2,240	2,243
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	12,044	12,092

4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	7,838	7,893
4,7	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	1,640	1,646
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	3,690	3,805
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	4,120	4,284
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	5,320	5,498
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	6,740	6,906
4	GM Financial Securitized Term Auto
	Receivables Trust 2019-4	1.760%	1/16/25	3,240	3,225
4,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	40,528	40,540
4,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	13,200	13,202
4,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,251
4,7	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	19,810	20,108
4,7	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	5,900	5,998
4,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	57,946	58,359
4,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	42,560	44,643
4,6,7	Gosforth Funding 2018-1A PLC, 3M USD
	LIBOR + 0.450%	2.582%	8/25/60	5,702	5,687
4,7	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	1,000	1,021
4,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,322
4,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	2,540	2,613
4,7	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,587
4,7	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	1,370	1,409
4,7	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,650	2,746
4,7	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	7,625	7,793
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,077
4	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	2,140	2,255
4	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	185	198
4,7	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	1,210	1,261
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	4,128	4,258
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	1,550	1,604
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	608	627
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	6,005	6,318
4	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	105	113
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	11,289	12,087
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	607
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	14,554
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,962
4	GS Mortgage Securities Trust 2014-GC24	4.513%	9/10/47	2,610	2,743

4	GS Mortgage Securities Trust 2014-GC24	4.534%	9/10/47	4,615	4,383
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	8,087
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	19,099
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,286	9,688
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,543
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,979
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	15,616
4	GS Mortgage Securities Trust 2015-GC34	4.652%	10/10/48	2,610	2,787
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,290
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	6,026
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,530	1,620
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	5,700	5,960
7	GTP Acquisition Partners I LLC	2.350%	6/15/20	850	851
4,7	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	1,059	1,081
4,7	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	12,553	13,234
4,7	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	7,597	6,699
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	18,480	18,579
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	4,110	4,149
4,7	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	14,258	14,347
4,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,719
4,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	6,858	6,912
4,7	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	3,160	3,238
4,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	8,401
4,6,7	Holmes Master Issuer plc 2018-1, 3M
	USD LIBOR + 0.360%	2.361%	10/15/54	6,803	6,798
4,6,7	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.421%	10/15/54	9,287	9,276
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	3,200	3,277
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	47,720	48,272
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	9,690	9,864
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	4,180	4,318
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	2,480	2,542
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	9,400	9,372
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	11,329
4,7	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,700	1,702
4,7	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	2,800	2,810
4,7	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	2,600	2,610
4,7	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,200	1,205
4,7	Hudson Yards 2019-30HY	3.228%	7/10/39	4,590	4,884
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,871
4,7	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	3,160	3,164
4,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	10,880	10,915
4,7	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	8,780	8,881
4,7	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	1,440	1,466
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	450	450
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,293
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	4,680	4,784

4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	2,490	2,553
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	1,850	1,850
4	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	530	530
4,7	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	7,380	7,495
8	Intu SGS Finance plc	4.250%	9/17/30	350	388
4,6,7	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	2.739%	12/17/36	13,708	13,649
4,6,7	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	3.064%	12/17/36	4,930	4,923
4,6,7	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	2.614%	3/17/37	8,855	8,726
4,6,7	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	2.864%	3/17/37	2,250	2,224
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,631	6,883
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	5,250	5,401
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	2,280	2,345
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,584	1,590
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	983	992
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.599%	11/15/43	2,313	2,360
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.599%	11/15/43	2,730	2,803
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	6,540	6,715
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.395%	8/15/46	4,000	4,197
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	945
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,221	3,326
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	3,815	3,889
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	23,261
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,416
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,788	5,952
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	3,911	3,982
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	309	327
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.065%	1/15/46	2,550	2,668
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	950	978
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	691
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	31,993
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.963%	12/15/46	2,135	2,335
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.027%	12/15/46	960	1,039

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	11,111	11,414
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	11,084	11,421
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	5,088	5,268
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	9,670	10,460
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	4,140	4,445
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.363%	7/15/45	5,108	5,298
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	5,515	5,801
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.039%	7/15/45	5,000	5,281
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,181	1,219
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	6,118	6,538
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	311	320
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	1,750	1,905
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.198%	11/15/45	1,340	1,463
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,363	4,707
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	14,680	15,804
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	600	645
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.812%	2/15/47	2,500	2,706
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.812%	2/15/47	1,000	1,065
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	3,680	3,953
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.493%	8/15/47	5,402	5,675
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	6,021	6,420
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	13,338	13,891
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	5,121	5,428
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	9,941	10,399
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	4,640	4,949
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,700	4,006
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,245	2,447
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	11,540	12,490
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,878	4,159

4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,914
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	9,680	10,525
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	4,680	5,022
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	2,840	2,980
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	1,860	1,993
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	150	169
4,6,7	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	2.570%	12/22/69	4,352	4,356
4,6,7	Lanark Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.570%	12/22/69	5,191	5,215
4,7	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	13,250	13,797
4,7	Laurel Road Prime Student Loan Trust
	2019-A	2.730%	10/25/48	10,750	10,838
4,7	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	910	925
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,259
4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	5,220	5,378
4	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	11,600	11,633
4,7	Mercedes-Benz Master Owner Trust
	2019-B	2.610%	5/15/24	24,600	24,984
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	12,253	12,311
4,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	2,900	2,987
4,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,652
4,7	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	2,630	2,716
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,678
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,657
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,330	5,427
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,244	1,325
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,830	1,876
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	10,951	11,558
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.154%	8/15/46	3,937	4,208
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	745	769
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,082
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	427
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,527
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,045
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,386

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,464
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,731
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	10,122	10,740
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	21,575	23,186
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.910%	4/15/47	1,140	1,236
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	8,898	9,505
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	996
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.337%	6/15/47	7,090	7,577
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.770%	6/15/47	2,400	2,546
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	28,696	30,516
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,469
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,831
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	6,880	7,089
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,173
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	8,640	8,866
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,941
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	5,530	5,840
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	3,290	3,534
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,563
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	34,430	37,030
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	8,263	8,861
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	20,609	21,765
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.749%	5/15/49	1,090	1,176
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	30,527	33,105
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	6,550	7,076
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,305
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,515
4,7	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	6,407	6,591
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,779
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,854
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,686

4	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	51,005	54,918
4	Morgan Stanley Capital I Trust 2015-
	UBS8	4.586%	12/15/48	3,210	3,412
4	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	5,260	5,506
4	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	32,178	32,937
4	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	10,920	11,703
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	2,978
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,506	3,800
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,496
4,6,7	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.353%	9/25/24	11,015	11,012
4,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,327
4,6,7	Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	2.873%	6/25/65	1,528	1,535
4,6,7	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	2.673%	6/25/65	899	901
4,6,7	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.573%	3/25/66	9,956	9,990
4,7	Navient Student Loan Trust 2017-A	2.880%	12/16/58	8,940	9,053
4,7	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	28,599	29,011
4,7	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,840	6,049
4,7	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	32,690	34,364
4,7	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	2,306	2,323
4,7	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,520	24,450
4,7	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	20,043
4,7	Navient Student Loan Trust 2019-B	3.390%	12/15/59	6,510	6,825
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	5,450	5,531
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	10,010	10,113
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	4,910	4,986
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	10,870	10,905
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	5,220	5,379
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	3,520	3,640
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	49,120	49,770
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	9,540	9,755
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	123
4,7	One Bryant Park 2019 - OBP A	2.516%	9/15/54	6,830	6,835
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	9,035
4,6,7	Pepper Residential Securities Trust 2017-
	A, 1M USD LIBOR + 1.100%	3.039%	3/10/58	420	420
4,6,7	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	2.871%	3/12/47	267	267
4,6,7	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.771%	1/16/60	12,161	12,155
4,6,7	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	2.846%	6/20/60	6,837	6,846
4,6,7	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.828%	8/18/60	3,090	3,090

4,6,7	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.366%	7/15/58	6,540	6,539
4,7	PFS Financing Corp 2017-B	2.220%	7/15/22	15,980	16,004
4,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	17,250
4,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,541
4,6,7	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.773%	11/25/65	10,346	10,353
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,287	9,271
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,457
4,7	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,770	7,750
4,7	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	2,021
4,7	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,574	4,630
4,7	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	585
4,7	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,061	15,605
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	2,840	2,909
4,6,7	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	2.739%	11/10/49	9,155	9,150
4,6,7	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.828%	12/5/59	12,980	12,989
4,6,7	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.789%	4/10/50	2,061	2,060
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	3,036	3,040
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,452
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	2,427	2,429
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,980	3,993
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	9,410	9,472
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	4,110	4,157
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	13,250	13,295
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	21,950	22,595
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	11,000	11,320
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	17,580	18,146
4,7	Santander Retail Auto Lease Trust 2017-
	A	2.680%	1/20/22	2,850	2,852
4,7	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	5,357	5,381
4,7	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	3,910	3,942
4,7	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	3,340	3,366
4,7	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	7,760	7,833
4,7	Santander Retail Auto Lease Trust 2019-
	A	2.770%	6/20/22	28,060	28,464
7	SBA Tower Trust	3.156%	10/8/20	3,970	3,987
4,7	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	6,400	6,382

4,7	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,350	2,402
4,7	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,370	3,470
4,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	422	423
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	2,877	2,878
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	813
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,824
4,7	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	3,927	3,965
4,6,7	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	3.371%	2/17/32	2,908	2,947
4,6,7	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	3.021%	9/15/34	4,109	4,137
4,6,7	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	2.821%	9/15/34	6,691	6,707
4,7	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	9,262	9,393
4,7	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	18,170	19,055
4,7	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	10,670	11,109
4,7	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	14,560	15,150
4,7	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	2,449	2,471
4,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,228	2,230
4,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	1,731	1,738
4,6,7	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	2.773%	1/25/39	647	651
4,7	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	1,175	1,178
4,7	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	6,692	6,779
4,6,7	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	2.423%	7/25/40	545	546
4,7	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	5,652	5,698
4,7	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	6,081	6,070
4,7	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	5,080	5,149
4,7	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	4,301	4,298
4,7	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	6,120	6,179
4,7	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	5,273	5,281
4,7	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	5,660	5,757
4,7	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	8,850	9,131
4,7	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	21,540	22,400
4,7	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	19,000	19,747

4,7	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	6,930	7,070
4,7	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	5,639	5,906
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,280	15,669
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	13,530	13,650
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	5,300	5,326
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,979
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,844
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,492
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,617	3,669
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,161	5,511
4,7	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	5,747	6,141
4,7	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	524	524
4,7	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	560	561
4,7	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	630	631
4,7	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	46,111	46,856
4,7	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	5,650	5,783
4,7	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	3,590	3,660
4,7	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	5,338	5,430
4,7	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	2,509	2,514
4,7	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	1,880	1,895
4,7	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	2,100	2,140
4,7	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	630	650
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,974
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	1,345	1,349
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	18,090	18,144
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	1,590	1,605
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,780	5,927
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	5,140	5,304
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	2,350	2,423
4,7	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	43,600	43,524
4,7	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	23,100	23,292
4,7	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	19,450	19,689
4,7	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	10,260	11,085
4,7	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	1,892	1,889
4,7	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	13,676	13,860
4	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	1,200	1,247
4	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	3,723	4,048

4	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	2,287	2,444
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,870
4	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	5,703	5,815
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	3,970	4,103
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	1,160	1,205
4,7	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	6,136	6,344
4,7	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	2,296	2,330
4,7	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,965
4,7	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,644
4,7	Verizon Owner Trust 2018-1	2.820%	9/20/22	17,764	17,886
4,7	Verizon Owner Trust 2018-1	3.050%	9/20/22	7,320	7,398
4	Verizon Owner Trust 2019-A	2.930%	9/20/23	7,820	7,958
4	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,270	28,284
4,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,281
4,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,117
4,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	660
4,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	496
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	8,050	8,153
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	3,680	3,779
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	4,510	4,667
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,120	6,252
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,446
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	763	791
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,973	8,527
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	12,091
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,526
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	742
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,541
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,483
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	13,210	13,948
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	30,685	32,068
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	15,822	16,766
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,693	17,897
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.224%	6/15/48	2,310	2,441
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,683

4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,709
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,430
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	2,740	2,905
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	7,449	8,078
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,221
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.544%	9/15/58	5,225	5,547
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	23,664	25,490
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	8,950	9,143
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	9,166	9,813
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	1,390	1,496
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,890	8,615
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	6,905	7,413
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	1,400	1,472
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	21,430	22,943
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,380	16,650
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	10,700	11,505
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	6,745	7,309
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	2,712	2,935
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	12,380	13,394
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	4,315	4,866
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	5,600	6,276
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	7,690	8,861
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	11,180	12,444
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	3,250	3,572
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	2,800	3,142
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	3,710	4,009
4	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	5,710	5,889
4,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,218	2,287
4,7	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,144	3,195
4,7	Wendys Funding LLC 2018-1	3.884%	3/15/48	4,726	4,806
4,7	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,960

4,7	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	6,202	6,356
4	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	5,280	5,389
4	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	6,130	6,318
4	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	4,170	4,335
4	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	3,789	3,870
4	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	9,924	10,125
4	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	2,870	2,956
4	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	2,220	2,298
4	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	1,715	1,766
4	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	6,044	6,445
4	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	294	303
4	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	1,793	1,851
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	7,778	8,378
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.693%	12/15/46	1,085	1,185
4	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	12,930	13,720
4	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	10,595	11,417
4	WFRBS Commercial Mortgage Trust
	2014-C20	3.995%	5/15/47	14,675	15,779
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.378%	5/15/47	2,410	2,544
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.513%	5/15/47	1,410	1,443
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.410%	8/15/47	1,558	1,635
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.678%	8/15/47	13,286	14,139
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.891%	8/15/47	700	744
4	WFRBS Commercial Mortgage Trust
	2014-C21	4.234%	8/15/47	2,410	2,518
4	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	4,167	4,486
4	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	14,926	15,870
4	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	920	974
4	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	14,142	15,179
4	World Omni Auto Receivables Trust 2018-
	A	2.730%	2/15/24	7,680	7,790
4	World Omni Auto Receivables Trust 2018-
	A	2.890%	4/15/25	3,820	3,885

4	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	1,770	1,849
4	World Omni Auto Receivables Trust 2019-
	A	3.220%	6/16/25	3,060	3,177
4	World Omni Auto Receivables Trust 2019-
	B	2.860%	6/16/25	2,510	2,572
4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	6,125	6,154
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	9,780	9,917
4	World Omni Automobile Lease
	Securitization Trust 2019-B	3.240%	7/15/24	1,940	1,978
4,7	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	5,980	6,059
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,410,789)					5,557,089
Corporate Bonds (64.2%)
Finance (27.1%)
	Banking (20.2%)
	American Express Co.	3.700%	8/3/23	52,926	56,012
	American Express Co.	3.400%	2/22/24	60,000	62,961
	American Express Co.	2.500%	7/30/24	32,330	32,733
	American Express Co.	3.000%	10/30/24	35,385	36,721
	American Express Co.	4.200%	11/6/25	16,815	18,590
7	Banco de Credito del Peru	4.250%	4/1/23	2,500	2,636
	Banco Santander SA	2.706%	6/27/24	31,000	31,415
	Banco Santander SA	3.800%	2/23/28	13,000	13,660
	Banco Santander SA	4.379%	4/12/28	4,415	4,831
	Banco Santander SA	3.306%	6/27/29	44,300	46,064
4	Bank of America Corp.	3.864%	7/23/24	18,610	19,614
4	Bank of America Corp.	3.458%	3/15/25	10,000	10,441
	Bank of America Corp.	3.875%	8/1/25	4,795	5,179
4	Bank of America Corp.	3.093%	10/1/25	57,895	60,014
4	Bank of America Corp.	3.366%	1/23/26	47,635	49,880
	Bank of America Corp.	3.248%	10/21/27	34,000	35,326
4	Bank of America Corp.	3.824%	1/20/28	89,380	96,340
4	Bank of America Corp.	3.705%	4/24/28	19,500	20,817
	Bank of America Corp.	3.419%	12/20/28	42,800	44,771
4	Bank of America Corp.	3.970%	3/5/29	7,000	7,617
4	Bank of America Corp.	4.271%	7/23/29	24,250	26,913
4	Bank of America Corp.	3.974%	2/7/30	35,770	39,170
4	Bank of America Corp.	3.194%	7/23/30	15,000	15,545
4	Bank of America Corp.	2.884%	10/22/30	13,500	13,609
	Bank of Montreal	3.300%	2/5/24	76,000	79,219
	Bank of New York Mellon Corp.	3.450%	8/11/23	50,000	52,551
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	18,069
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	21,357
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,744
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	16,483
	Bank of New York Mellon Corp.	2.800%	5/4/26	11,141	11,488
4	Bank of New York Mellon Corp.	3.442%	2/7/28	51,250	54,631
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,253
	Bank of Nova Scotia	2.700%	8/3/26	63,750	64,830
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	710	747
4	Barclays plc	3.932%	5/7/25	4,800	5,008
4	Barclays plc	4.972%	5/16/29	4,000	4,506
	BB&T Corp.	3.750%	12/6/23	14,265	15,139
	BB&T Corp.	2.500%	8/1/24	40,000	40,530

	BB&T Corp.	2.850%	10/26/24	5,000	5,150
	BB&T Corp.	3.875%	3/19/29	10,000	10,886
	BNP Paribas SA	3.250%	3/3/23	6,235	6,505
	BPCE SA	3.375%	12/2/26	10,000	10,544
7	BPCE SA	3.250%	1/11/28	20,000	20,861
6,9	BPCE SA, 3M Australian Bank Bill Rate +
	1.100%	1.985%	4/26/23	22,200	15,351
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	24,041
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	36,400	37,631
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,963
8	Citigroup Inc.	2.750%	1/24/24	4,005	5,437
4	Citigroup Inc.	3.352%	4/24/25	10,000	10,393
	Citigroup Inc.	3.400%	5/1/26	40,000	41,988
	Citigroup Inc.	3.200%	10/21/26	54,245	56,210
4	Citigroup Inc.	3.887%	1/10/28	21,000	22,536
4	Citigroup Inc.	3.668%	7/24/28	46,400	49,313
4	Citigroup Inc.	3.520%	10/27/28	20,000	21,102
4	Citigroup Inc.	3.980%	3/20/30	25,000	27,297
	Citizens Bank NA	3.750%	2/18/26	45,500	48,805
	Comerica Inc.	3.700%	7/31/23	31,170	32,897
	Commonwealth Bank of Australia	2.400%	11/2/20	1,990	2,001
7	Commonwealth Bank of Australia	3.350%	6/4/24	40,650	42,823
7	Commonwealth Bank of Australia	3.150%	9/19/27	26,935	28,394
7	Commonwealth Bank of Australia	3.610%	9/12/34	11,650	11,774
7	Commonwealth Bank of Australia	3.743%	9/12/39	6,300	6,344
6,9	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	3.611%	6/3/26	300	212
7	Cooperatieve Rabobank UA	3.875%	9/26/23	15,995	16,947
7	Cooperatieve Rabobank UA	2.625%	7/22/24	20,260	20,562
6,9	Cooperatieve Rabobank UA, 3M
	Australian Bank Bill Rate + 2.500%	3.360%	7/2/25	16,450	11,455
	Credit Suisse AG	3.625%	9/9/24	67,150	71,316
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	5,000	5,270
10	Danske Bank A/S	0.500%	5/6/21	10,550	11,875
4,7	Danske Bank A/S	3.244%	12/20/25	25,000	25,362
	Discover Bank	7.000%	4/15/20	3,665	3,743
	Discover Bank	4.650%	9/13/28	11,600	13,026
	Discover Financial Services	4.500%	1/30/26	10,000	10,972
	Fifth Third Bancorp	3.650%	1/25/24	30,000	31,631
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	27,479
	Goldman Sachs Group Inc.	3.500%	1/23/25	35,325	36,965
	Goldman Sachs Group Inc.	3.750%	5/22/25	86,497	91,752
4	Goldman Sachs Group Inc.	3.272%	9/29/25	50,805	52,666
	Goldman Sachs Group Inc.	3.850%	1/26/27	28,500	30,360
4	Goldman Sachs Group Inc.	3.691%	6/5/28	40,197	42,428
4	Goldman Sachs Group Inc.	3.814%	4/23/29	14,915	15,841
4	Goldman Sachs Group Inc.	4.223%	5/1/29	16,231	17,725
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.165%	5/16/23	10,000	6,893
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.550%	2.560%	5/2/24	30,700	21,371
4	HSBC Holdings plc	3.950%	5/18/24	1,135	1,189
4	HSBC Holdings plc	3.803%	3/11/25	68,230	71,472
4,11	HSBC Holdings plc	2.633%	11/7/25	26,590	26,590
	HSBC Holdings plc	4.300%	3/8/26	25,950	28,212
	HSBC Holdings plc	3.900%	5/25/26	31,015	33,006
4	HSBC Holdings plc	4.292%	9/12/26	20,550	22,205

4	HSBC Holdings plc	4.041%	3/13/28	73,099	78,348
4	HSBC Holdings plc	4.583%	6/19/29	41,988	46,833
4	HSBC Holdings plc	3.973%	5/22/30	20,000	21,586
6,9	HSBC Holdings plc, 3M Australian Bank
	Bill Rate + 1.100%	2.065%	2/16/24	28,200	19,305
	Huntington Bancshares Inc.	4.350%	2/4/23	9,000	9,493
	Huntington National Bank	2.400%	4/1/20	7,000	7,012
	Huntington National Bank	2.500%	8/7/22	28,610	28,995
	Huntington National Bank	3.550%	10/6/23	33,235	35,061
	ING Groep NV	3.950%	3/29/27	12,600	13,553
	ING Groep NV	4.050%	4/9/29	20,000	22,023
7	Intesa Sanpaolo SPA	3.250%	9/23/24	3,250	3,268
7	Intesa Sanpaolo SPA	4.000%	9/23/29	44,600	45,214
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	26,042
	JPMorgan Chase & Co.	3.125%	1/23/25	16,865	17,505
4	JPMorgan Chase & Co.	3.220%	3/1/25	64,286	66,723
	JPMorgan Chase & Co.	3.900%	7/15/25	30,940	33,394
4	JPMorgan Chase & Co.	2.301%	10/15/25	27,500	27,431
	JPMorgan Chase & Co.	3.200%	6/15/26	56,576	59,164
4	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	10,824
4,10	JPMorgan Chase & Co.	1.090%	3/11/27	7,300	8,464
4	JPMorgan Chase & Co.	3.782%	2/1/28	25,000	26,869
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	29,563
4	JPMorgan Chase & Co.	3.509%	1/23/29	42,408	44,822
4	JPMorgan Chase & Co.	4.005%	4/23/29	47,885	52,281
4	JPMorgan Chase & Co.	2.739%	10/15/30	56,800	56,658
4	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	6,221
	KeyBank NA	3.300%	6/1/25	20,000	21,182
	KeyCorp	4.100%	4/30/28	15,000	16,472
4	Lloyds Banking Group plc	2.907%	11/7/23	35,695	36,207
	Lloyds Banking Group plc	3.900%	3/12/24	20,000	21,132
9	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,689
	Lloyds Banking Group plc	4.450%	5/8/25	83,000	90,574
	Lloyds Banking Group plc	4.375%	3/22/28	30,000	33,105
	Lloyds Banking Group plc	4.550%	8/16/28	56,000	62,744
4	Lloyds Banking Group plc	3.574%	11/7/28	5,000	5,177
6,9	Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 0.000%	2.408%	3/7/25	19,000	12,884
4	Macquarie Group Ltd.	3.189%	11/28/23	500	510
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	6,740	6,815
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	91,027	96,996
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	34,085	36,573
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	11,675
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,250
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	53,000	57,295
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	77,000	79,760
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,270
7	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,456
	Mizuho Financial Group Inc.	3.170%	9/11/27	6,275	6,509
4	Mizuho Financial Group Inc.	3.153%	7/16/30	21,600	22,036
4	Mizuho Financial Group Inc.	2.869%	9/13/30	16,000	15,971
	Morgan Stanley	3.875%	4/29/24	16,900	18,034
	Morgan Stanley	3.700%	10/23/24	15,525	16,522
4	Morgan Stanley	2.720%	7/22/25	39,300	39,806
	Morgan Stanley	4.000%	7/23/25	29,431	31,899
	Morgan Stanley	3.875%	1/27/26	85,427	92,791
	Morgan Stanley	3.625%	1/20/27	69,180	73,840
4	Morgan Stanley	3.591%	7/22/28	9,285	9,813

4	Morgan Stanley	3.772%	1/24/29	22,000	23,499
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,637
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	9,838
4,7	Nationwide Building Society	3.960%	7/18/30	10,000	10,685
	PNC Bank NA	3.300%	10/30/24	44,634	46,833
	PNC Bank NA	2.950%	2/23/25	31,289	32,287
	PNC Bank NA	3.250%	6/1/25	61,052	63,954
	PNC Bank NA	2.700%	10/22/29	20,000	20,025
	PNC Financial Services Group Inc.	2.600%	7/23/26	35,681	36,324
	PNC Financial Services Group Inc.	3.450%	4/23/29	69,685	75,003
	Regions Financial Corp.	2.750%	8/14/22	4,170	4,247
	Royal Bank of Canada	3.700%	10/5/23	17,740	18,775
	Royal Bank of Canada	2.550%	7/16/24	62,798	63,859
	Royal Bank of Canada	2.250%	11/1/24	40,500	40,511
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	1,042
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	25,000	26,505
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	12,750	14,305
4	Royal Bank of Scotland Group plc	4.445%	5/8/30	10,000	10,987
	Santander Holdings USA Inc.	3.500%	6/7/24	35,000	36,003
	Santander Holdings USA Inc.	4.400%	7/13/27	6,222	6,652
7	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	18,257
	Santander UK plc	4.000%	3/13/24	26,360	28,219
	Santander UK plc	2.875%	6/18/24	19,750	20,150
8	Santander UK plc	3.875%	10/15/29	1,140	1,764
4	State Street Corp.	3.776%	12/3/24	25,280	26,766
	State Street Corp.	3.300%	12/16/24	41,435	43,804
	State Street Corp.	3.550%	8/18/25	31,058	33,383
4	State Street Corp.	2.354%	11/1/25	12,000	12,100
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	38,250	38,716
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	35,000	37,471
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	56,541	56,440
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,126
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	24,165	25,366
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	20,479
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,188
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,870	9,423
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	114,000	116,688
	SunTrust Bank	3.200%	4/1/24	120,925	126,143
	SunTrust Bank	4.050%	11/3/25	35,000	38,297
	SunTrust Banks Inc.	4.000%	5/1/25	19,351	20,970
	Svenska Handelsbanken AB	3.900%	11/20/23	21,450	22,923
	Synchrony Bank	3.000%	6/15/22	9,965	10,109
	Synchrony Financial	3.700%	8/4/26	19,720	20,336
	Toronto-Dominion Bank	2.650%	6/12/24	15,000	15,357
7	UBS Group Funding Switzerland AG	4.125%	9/24/25	20,922	22,725
7	UBS Group Funding Switzerland AG	4.125%	4/15/26	5,000	5,453
7	UBS Group Funding Switzerland AG	4.253%	3/23/28	19,669	21,605
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,012
	US Bancorp	3.700%	1/30/24	41,765	44,362
	US Bancorp	3.375%	2/5/24	12,355	13,035
	US Bancorp	2.400%	7/30/24	43,200	43,872
	US Bancorp	3.600%	9/11/24	14,800	15,791
	US Bancorp	3.950%	11/17/25	19,550	21,572
	US Bancorp	3.100%	4/27/26	10,454	10,958
	US Bancorp	2.375%	7/22/26	26,525	26,835
	US Bancorp	3.150%	4/27/27	6,000	6,340
	US Bancorp	3.000%	7/30/29	22,000	22,759
	US Bank NA	2.800%	1/27/25	14,400	14,939

§,12	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
§,12	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
§,12	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.300%	9/9/24	16,199	16,929
	Wells Fargo & Co.	3.000%	2/19/25	50,700	52,192
	Wells Fargo & Co.	3.550%	9/29/25	17,459	18,515
4	Wells Fargo & Co.	2.406%	10/30/25	34,450	34,453
	Wells Fargo & Co.	3.000%	4/22/26	57,841	59,404
	Wells Fargo & Co.	3.000%	10/23/26	48,860	50,295
4	Wells Fargo & Co.	3.196%	6/17/27	21,150	21,857
4	Wells Fargo & Co.	3.584%	5/22/28	15,000	15,980
	Wells Fargo & Co.	4.150%	1/24/29	32,949	36,525
4	Wells Fargo & Co.	2.879%	10/30/30	23,900	24,134
6,9	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.100%	1.985%	4/27/22	20,610	14,298
8	Wells Fargo Bank NA	5.250%	8/1/23	6,500	9,538
	Wells Fargo Bank NA	3.550%	8/14/23	72,420	76,142
	Westpac Banking Corp.	3.300%	2/26/24	42,800	44,762
	Westpac Banking Corp.	2.850%	5/13/26	23,795	24,553
	Westpac Banking Corp.	3.350%	3/8/27	63,790	68,153
4	Westpac Banking Corp.	4.322%	11/23/31	12,669	13,429
	Westpac Banking Corp.	4.110%	7/24/34	21,175	22,300
	Westpac Banking Corp.	4.421%	7/24/39	6,040	6,634
6,9	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	4.112%	3/10/26	2,600	1,841

	Brokerage (1.4%)
	Ameriprise Financial Inc.	3.700%	10/15/24	25,000	26,763
	Ameriprise Financial Inc.	2.875%	9/15/26	1,986	2,044
	BlackRock Inc.	3.200%	3/15/27	7,875	8,377
	BlackRock Inc.	3.250%	4/30/29	40,750	43,739
10	Blackstone Property Partners Europe
	Holdings Sarl	2.200%	7/24/25	5,000	5,927
	Brookfield Finance Inc.	4.850%	3/29/29	7,200	8,164
	Charles Schwab Corp.	3.850%	5/21/25	51,027	55,195
	Charles Schwab Corp.	3.200%	1/25/28	24,899	26,169
	Charles Schwab Corp.	4.000%	2/1/29	27,527	30,723
	Charles Schwab Corp.	3.250%	5/22/29	42,000	44,420
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,691
	Invesco Finance plc	4.000%	1/30/24	21,300	22,674
	Invesco Finance plc	3.750%	1/15/26	6,673	7,093
	Lazard Group LLC	4.500%	9/19/28	37,671	41,323
	Stifel Financial Corp.	4.250%	7/18/24	14,785	15,606
	TD Ameritrade Holding Corp.	3.625%	4/1/25	46,330	49,022
	TD Ameritrade Holding Corp.	3.300%	4/1/27	2,000	2,092
	TD Ameritrade Holding Corp.	2.750%	10/1/29	33,962	33,994

	Finance Companies (0.0%)
	Air Lease Corp.	3.750%	6/1/26	5,000	5,262

	Insurance (2.6%)
	Aetna Inc.	3.500%	11/15/24	10,000	10,479
	Aflac Inc.	3.625%	11/15/24	16,800	17,970
	Aflac Inc.	3.250%	3/17/25	5,995	6,297
7	AIA Group Ltd.	3.600%	4/9/29	37,366	39,831

	Anthem Inc.	2.375%	1/15/25	13,000	13,022
	Anthem Inc.	3.650%	12/1/27	10,000	10,576
	Assurant Inc.	4.200%	9/27/23	10,000	10,535
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,701
	Berkshire Hathaway Inc.	3.125%	3/15/26	19,728	20,985
10	Berkshire Hathaway Inc.	1.125%	3/16/27	3,500	4,140
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	42,021
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,772	19,842
	Chubb INA Holdings Inc.	3.350%	5/3/26	41,930	45,102
	CNA Financial Corp.	3.900%	5/1/29	20,000	21,704
	Enstar Group Ltd.	4.950%	6/1/29	20,580	21,810
	Humana Inc.	3.950%	3/15/27	7,300	7,820
	Lincoln National Corp.	3.625%	12/12/26	12,463	13,218
	Lincoln National Corp.	3.800%	3/1/28	6,276	6,688
	Loews Corp.	2.625%	5/15/23	8,000	8,147
	Markel Corp.	3.350%	9/17/29	7,000	7,138
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	41,425	43,528
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,636	32,434
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	13,669
7	Metropolitan Life Global Funding I	3.450%	12/18/26	12,520	13,457
7	Nuveen Finance LLC	4.125%	11/1/24	34,863	37,857
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,345
	Principal Financial Group Inc.	3.700%	5/15/29	21,200	23,082
7	Protective Life Corp.	4.300%	9/30/28	22,900	25,330
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,650
4	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,917
	Reinsurance Group of America Inc.	3.950%	9/15/26	24,825	26,460
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,791
	UnitedHealth Group Inc.	3.500%	2/15/24	4,850	5,133
	UnitedHealth Group Inc.	3.750%	7/15/25	46,692	50,641
	UnitedHealth Group Inc.	3.100%	3/15/26	3,633	3,794
	UnitedHealth Group Inc.	3.450%	1/15/27	10,800	11,567
	UnitedHealth Group Inc.	3.375%	4/15/27	28,280	30,183
	UnitedHealth Group Inc.	2.950%	10/15/27	39,048	40,424
	UnitedHealth Group Inc.	3.850%	6/15/28	8,348	9,227
	UnitedHealth Group Inc.	3.875%	12/15/28	27,500	30,412
	UnitedHealth Group Inc.	2.875%	8/15/29	62,640	64,304
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,755

	Other Finance (0.0%)
8	Aroundtown SA	3.250%	7/18/27	3,400	4,541
10	Aroundtown SA	1.625%	1/31/28	3,400	3,917
10	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	4,400	4,865

	Real Estate Investment Trusts (2.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,940	26,240
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,134
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	15,000	14,899
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	12,701
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	20,634
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	6,685
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	12,746
	AvalonBay Communities Inc.	3.200%	1/15/28	14,750	15,487
	AvalonBay Communities Inc.	3.300%	6/1/29	25,000	26,624
	Camden Property Trust	4.100%	10/15/28	26,790	29,932
	Camden Property Trust	3.150%	7/1/29	9,596	10,068
	CubeSmart LP	4.375%	2/15/29	12,000	13,286
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,234

Digital Realty Trust LP	3.700%	8/15/27	35,300	37,200
Digital Realty Trust LP	3.600%	7/1/29	20,000	20,970
ERP Operating LP	3.375%	6/1/25	21,000	22,254
ERP Operating LP	4.150%	12/1/28	27,655	31,121
ERP Operating LP	2.500%	2/15/30	10,000	9,901
Essex Portfolio LP	3.000%	1/15/30	10,000	10,158
Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,771
Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,837
Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,437
Healthpeak Properties Inc.	4.250%	11/15/23	5,400	5,788
Healthpeak Properties Inc.	4.200%	3/1/24	8,055	8,695
Healthpeak Properties Inc.	3.400%	2/1/25	5,605	5,877
Healthpeak Properties Inc.	4.000%	6/1/25	17,800	19,167
Healthpeak Properties Inc.	3.250%	7/15/26	8,535	8,898
Healthpeak Properties Inc.	3.500%	7/15/29	13,820	14,578
Highwoods Realty LP	3.875%	3/1/27	19,500	20,390
Kimco Realty Corp.	3.125%	6/1/23	9,106	9,337
Kimco Realty Corp.	3.300%	2/1/25	19,940	20,745
Kimco Realty Corp.	2.800%	10/1/26	7,148	7,206
Liberty Property LP	4.400%	2/15/24	9,900	10,761
Liberty Property LP	3.750%	4/1/25	5,000	5,371
Liberty Property LP	4.375%	2/1/29	15,000	17,094
Mid-America Apartments LP	4.300%	10/15/23	2,135	2,278
Mid-America Apartments LP	4.000%	11/15/25	7,620	8,216
National Retail Properties Inc.	4.000%	11/15/25	2,100	2,254
Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,083
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,478	7,187
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,637	6,155
Omega Healthcare Investors Inc.	3.625%	10/1/29	18,750	18,854
Public Storage	3.385%	5/1/29	32,247	34,753
Realty Income Corp.	3.875%	4/15/25	25,140	27,050
Realty Income Corp.	4.125%	10/15/26	30,000	33,029
Realty Income Corp.	3.650%	1/15/28	10,371	11,169
Sabra Health Care LP	3.900%	10/15/29	31,625	31,560
Sabra Health Care LP / Sabra Capital
Corp.	4.800%	6/1/24	18,600	19,661
Simon Property Group LP	3.750%	2/1/24	28,466	30,188
Simon Property Group LP	2.000%	9/13/24	35,800	35,667
Simon Property Group LP	3.375%	10/1/24	4,000	4,223
Simon Property Group LP	3.500%	9/1/25	12,997	13,821
Simon Property Group LP	3.300%	1/15/26	9,920	10,436
Simon Property Group LP	3.250%	11/30/26	24,545	25,848
Simon Property Group LP	3.375%	6/15/27	8,000	8,505
Simon Property Group LP	3.375%	12/1/27	23,164	24,566
Simon Property Group LP	2.450%	9/13/29	23,700	23,377
Ventas Realty LP	3.500%	2/1/25	4,920	5,163
Welltower Inc.	4.250%	4/15/28	2,540	2,793
Welltower Inc.	4.125%	3/15/29	10,000	10,954
Welltower Inc.	3.100%	1/15/30	4,000	4,045
				8,623,113
Industrial (32.8%)
Basic Industry (1.1%)
7 Air Liquide Finance SA	2.250%	9/27/23	45,308	45,523
7 Air Liquide Finance SA	2.500%	9/27/26	19,850	20,133
7 Braskem Netherlands Finance BV	5.875%	1/31/50	5,250	5,213
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	5,570

7	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,680	10,274
7	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	32,331	34,622
7	Dow Chemical Co.	3.625%	5/15/26	15,000	15,710
7	Dow Chemical Co.	4.800%	11/30/28	12,000	13,660
	DuPont de Nemours Inc.	4.493%	11/15/25	30,000	33,185
	Eastman Chemical Co.	3.800%	3/15/25	5,287	5,530
	Eastman Chemical Co.	4.500%	12/1/28	10,000	11,096
	FMC Corp.	3.200%	10/1/26	14,475	14,841
	Newmont Goldcorp Corp.	2.800%	10/1/29	22,395	22,110
	Nutrien Ltd.	3.375%	3/15/25	15,308	15,894
	Nutrien Ltd.	4.000%	12/15/26	1,123	1,204
7	OCI NV	5.250%	11/1/24	2,650	2,733
	Sherwin-Williams Co.	2.950%	8/15/29	19,000	19,160
7	Suzano Austria GmbH	7.000%	3/16/47	3,000	3,475
	Vale Overseas Ltd.	6.250%	8/10/26	8,711	10,105
10	Vale SA	3.750%	1/10/23	10,030	12,130
	WRKCo Inc.	3.000%	9/15/24	17,995	18,371
	WRKCo Inc.	4.650%	3/15/26	19,795	21,863
	WRKCo Inc.	3.900%	6/1/28	14,630	15,679

	Capital Goods (2.9%)
	3M Co.	2.000%	2/14/25	47,765	47,749
	3M Co.	2.250%	9/19/26	30,983	31,125
10	Airbus Finance BV	2.375%	4/2/24	14,000	17,130
7	Airbus SE	3.150%	4/10/27	24,748	25,898
7	American Builders & Contractors Supply
	Co. Inc.	4.000%	1/15/28	2,600	2,587
	Ball Corp.	4.875%	3/15/26	1,820	1,975
7	Berry Global Inc.	4.500%	2/15/26	2,700	2,713
7	Berry Global Inc.	4.875%	7/15/26	2,730	2,890
	Boeing Co.	2.600%	10/30/25	4,500	4,595
	Boeing Co.	3.100%	5/1/26	28,600	29,955
	Boeing Co.	2.250%	6/15/26	25,350	25,147
	Boeing Co.	2.700%	2/1/27	22,000	22,328
	Boeing Co.	2.800%	3/1/27	9,015	9,203
	Boeing Co.	3.250%	3/1/28	1,316	1,383
	Boeing Co.	3.450%	11/1/28	6,875	7,351
	Boeing Co.	3.200%	3/1/29	9,900	10,348
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	15,175
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,995	26,692
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	321
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,122
7	CFX Escrow Corp.	6.000%	2/15/24	1,600	1,700
7	Clean Harbors Inc.	4.875%	7/15/27	2,725	2,827
7	Clean Harbors Inc.	5.125%	7/15/29	2,730	2,887
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,260	9,071
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,639
	Embraer Overseas Ltd.	5.696%	9/16/23	582	642
	Embraer SA	5.150%	6/15/22	8,000	8,456
	General Dynamics Corp.	3.500%	5/15/25	20,965	22,481
	General Dynamics Corp.	2.625%	11/15/27	17,000	17,502
	Honeywell International Inc.	2.500%	11/1/26	16,912	17,294
	Honeywell International Inc.	2.700%	8/15/29	5,194	5,371
	Illinois Tool Works Inc.	2.650%	11/15/26	10,933	11,329
	John Deere Capital Corp.	2.250%	9/14/26	11,960	11,996
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,803

7	L3Harris Technologies Inc.	3.950%	5/28/24	2,402	2,560
	L3Harris Technologies Inc.	3.832%	4/27/25	4,775	5,091
7	L3Harris Technologies Inc.	3.850%	12/15/26	26,888	28,831
7	L3Harris Technologies Inc.	4.400%	6/15/28	12,612	14,178
	Lockheed Martin Corp.	2.900%	3/1/25	9,072	9,475
	Lockheed Martin Corp.	3.550%	1/15/26	65,444	70,589
7	Mueller Water Products Inc.	5.500%	6/15/26	4,123	4,324
	Northrop Grumman Corp.	3.250%	1/15/28	10,000	10,490
	Parker-Hannifin Corp.	2.700%	6/14/24	62,225	63,321
	Parker-Hannifin Corp.	3.300%	11/21/24	10,060	10,518
	Precision Castparts Corp.	3.250%	6/15/25	16,527	17,493
	Republic Services Inc.	2.500%	8/15/24	45,000	45,757
7	Resideo Funding Inc.	6.125%	11/1/26	5,037	5,057
	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	1,998	2,001
7	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	5.125%	7/15/23	341	350
6,7	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	5.501%	7/15/21	2,972	2,976
	Rockwell Collins Inc.	3.200%	3/15/24	15,000	15,651
	Rockwell Collins Inc.	3.500%	3/15/27	28,654	30,783
	Stanley Black & Decker Inc.	3.400%	3/1/26	30,000	31,870
7	TransDigm Inc.	6.250%	3/15/26	5,735	6,144
	TransDigm Inc.	7.500%	3/15/27	1,810	1,953
7	TransDigm Inc.	5.500%	11/15/27	4,340	4,324
7	Trivium Packaging Finance BV	5.500%	8/15/26	910	952
7	Trivium Packaging Finance BV	8.500%	8/15/27	900	957
	United Rentals North America Inc.	4.625%	10/15/25	5,615	5,741
	United Rentals North America Inc.	6.500%	12/15/26	4,385	4,741
	United Rentals North America Inc.	3.875%	11/15/27	2,925	2,969
	United Technologies Corp.	3.950%	8/16/25	11,532	12,616
	United Technologies Corp.	3.125%	5/4/27	75,965	79,927
	United Technologies Corp.	4.125%	11/16/28	3,000	3,396
	Waste Management Inc.	3.200%	6/15/26	20,000	21,173

	Communication (4.2%)
	America Movil SAB de CV	5.000%	3/30/20	4,404	4,454
	American Tower Corp.	3.000%	6/15/23	25,000	25,674
	American Tower Corp.	2.750%	1/15/27	20,000	20,034
	AT&T Inc.	3.950%	1/15/25	10,000	10,703
	AT&T Inc.	3.400%	5/15/25	54,199	56,805
	AT&T Inc.	4.125%	2/17/26	38,586	41,755
	CBS Corp.	3.500%	1/15/25	21,000	21,908
7	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.750%	3/1/30	3,570	3,637
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	12,808	14,131
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	14,190	14,699
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.200%	3/15/28	5,000	5,307

	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.050%	3/30/29	17,100	19,181
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	12,175
	Comcast Corp.	3.375%	2/15/25	44,621	47,401
	Comcast Corp.	3.375%	8/15/25	107,848	115,159
	Comcast Corp.	3.950%	10/15/25	32,325	35,437
	Comcast Corp.	3.150%	3/1/26	54,557	57,565
	Comcast Corp.	2.350%	1/15/27	53,826	54,124
	Comcast Corp.	3.150%	2/15/28	21,045	22,089
	Comcast Corp.	4.150%	10/15/28	41,025	46,210
	Comcast Corp.	2.650%	2/1/30	20,000	20,232
7	Connect Finco Sarl / Connect US Finco
	LLC	6.750%	10/1/26	1,800	1,883
	Crown Castle International Corp.	4.450%	2/15/26	37,476	41,115
	Crown Castle International Corp.	3.700%	6/15/26	51,292	54,343
7	CSC Holdings LLC	5.375%	2/1/28	1,005	1,059
7	CSC Holdings LLC	6.500%	2/1/29	5,790	6,470
7	CSC HOLDINGS LLC	5.750%	1/15/30	4,510	4,724
7	Deutsche Telekom International Finance
	BV	4.375%	6/21/28	9,350	10,395
7	Diamond Sports Group LLC / Diamond
	Sports Finance Co.	6.625%	8/15/27	2,700	2,784
	Discovery Communications LLC	3.450%	3/15/25	1,168	1,212
	Discovery Communications LLC	3.950%	6/15/25	2,000	2,126
	Discovery Communications LLC	4.900%	3/11/26	21,060	23,506
	Discovery Communications LLC	3.950%	3/20/28	21,320	22,501
	Discovery Communications LLC	4.125%	5/15/29	20,000	21,234
7	Fox Corp.	4.709%	1/25/29	28,885	32,782
7	Level 3 Financing Inc.	4.625%	9/15/27	5,385	5,473
7	National CineMedia LLC	5.875%	4/15/28	2,702	2,840
	Netflix Inc.	4.375%	11/15/26	2,729	2,777
7	Nexstar Escrow Inc.	5.625%	7/15/27	895	942
	Omnicom Group Inc./ Omnicom Capital
	Inc.	3.600%	4/15/26	12,549	13,251
10	Orange SA	1.000%	9/12/25	9,000	10,525
	Qwest Corp.	7.250%	9/15/25	4,554	5,143
	S&P Global Inc.	4.000%	6/15/25	6,905	7,560
	S&P Global Inc.	4.400%	2/15/26	21,420	24,011
	S&P Global Inc.	2.950%	1/22/27	10,649	11,064
7	Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,189
7	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,900
7	Sky Ltd.	3.750%	9/16/24	20,000	21,558
	Sprint Corp.	7.125%	6/15/24	1,825	1,982
	Sprint Corp.	7.625%	2/15/25	1,825	2,010
	T-Mobile USA Inc.	4.500%	2/1/26	4,900	5,053
	T-Mobile USA Inc.	4.750%	2/1/28	2,486	2,617
	Telefonica Emisiones SAU	4.103%	3/8/27	9,470	10,270
	Verizon Communications Inc.	3.376%	2/15/25	74,600	79,140
9	Verizon Communications Inc.	4.050%	2/17/25	15,310	11,637
	Verizon Communications Inc.	2.625%	8/15/26	58,791	60,055
	Verizon Communications Inc.	4.125%	3/16/27	55,350	61,535
	Viacom Inc.	3.875%	4/1/24	1,073	1,132
	Vodafone Group plc	4.125%	5/30/25	15,000	16,232
	Walt Disney Co.	1.750%	8/30/24	29,880	29,641
7	Walt Disney Co.	3.700%	10/15/25	6,535	7,074
	Walt Disney Co.	3.000%	2/13/26	15,375	16,247

7 Walt Disney Co.	3.375%	11/15/26	32,653	35,323

Consumer Cyclical (3.5%)
7 1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	3,665	3,784
7 1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	4,495	4,518
7 Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,728	48,386
7 Allison Transmission Inc.	4.750%	10/1/27	4,515	4,628
Amazon.com Inc.	3.150%	8/22/27	42,000	44,940
American Honda Finance Corp.	2.900%	2/16/24	7,500	7,742
American Honda Finance Corp.	2.150%	9/10/24	45,000	45,198
AutoZone Inc.	3.125%	4/21/26	13,622	14,124
AutoZone Inc.	3.750%	6/1/27	10,000	10,713
Booking Holdings Inc.	3.550%	3/15/28	17,500	18,823
7 Churchill Downs Inc.	5.500%	4/1/27	2,275	2,412
7 Churchill Downs Inc.	4.750%	1/15/28	4,900	5,065
Costco Wholesale Corp.	2.750%	5/18/24	16,620	17,246
Costco Wholesale Corp.	3.000%	5/18/27	32,539	34,638
Cummins Inc.	3.650%	10/1/23	7,500	7,960
7 Eagle Intermediate Global Holding BV/
Ruyi US Finance LLC	7.500%	5/1/25	7,664	6,677
Ford Motor Credit Co. LLC	4.389%	1/8/26	8,000	7,978
General Motors Co.	5.000%	10/1/28	15,000	16,134
General Motors Financial Co. Inc.	5.100%	1/17/24	40,000	43,139
General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	15,950
General Motors Financial Co. Inc.	4.000%	1/15/25	10,000	10,404
General Motors Financial Co. Inc.	4.350%	4/9/25	20,750	21,819
General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	14,744
General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	10,197
General Motors Financial Co. Inc.	4.350%	1/17/27	5,000	5,157
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,150	10,374
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	10,000	11,077
Goodyear Tire & Rubber Co.	4.875%	3/15/27	865	869
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,942
Harley-Davidson Inc.	3.500%	7/28/25	17,000	17,698
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	4,787	5,026
Home Depot Inc.	3.000%	4/1/26	5,000	5,280
Home Depot Inc.	2.125%	9/15/26	10,000	9,997
Home Depot Inc.	2.800%	9/14/27	10,000	10,459
Home Depot Inc.	3.900%	12/6/28	26,250	29,698
Home Depot Inc.	2.950%	6/15/29	39,616	41,770
Lennar Corp.	5.250%	6/1/26	1,560	1,716
7 Live Nation Entertainment Inc.	5.625%	3/15/26	1,810	1,930
7 Live Nation Entertainment Inc.	4.750%	10/15/27	6,295	6,547
Lowe's Cos. Inc.	3.125%	9/15/24	8,505	8,873
Lowe's Cos. Inc.	2.500%	4/15/26	5,067	5,085
Lowe's Cos. Inc.	3.100%	5/3/27	10,000	10,405
Lowe's Cos. Inc.	3.650%	4/5/29	16,578	17,788
Mastercard Inc.	3.375%	4/1/24	16,000	17,048
Mastercard Inc.	2.950%	11/21/26	18,315	19,285
Mastercard Inc.	2.950%	6/1/29	19,000	19,988
McDonald's Corp.	3.375%	5/26/25	12,455	13,184
McDonald's Corp.	2.625%	9/1/29	26,750	26,765
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-
Issuer Inc.	5.625%	5/1/24	2,850	3,142
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-
Issuer Inc.	4.500%	9/1/26	1,481	1,574

	MGM Resorts International	4.625%	9/1/26	2,623	2,754
8	Motability Operations Group plc	4.375%	2/8/27	2,500	3,917
7	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	4,530	4,564
	PulteGroup Inc.	5.500%	3/1/26	3,630	4,075
	Target Corp.	2.500%	4/15/26	2,500	2,557
	Target Corp.	3.375%	4/15/29	20,500	22,237
	TJX Cos. Inc.	2.500%	5/15/23	13,400	13,664
	TJX Cos. Inc.	2.250%	9/15/26	43,575	43,596
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,603
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,745	37,537
	Visa Inc.	3.150%	12/14/25	120,737	129,140
	Walmart Inc.	2.350%	12/15/22	1,160	1,180
	Walmart Inc.	3.400%	6/26/23	3,000	3,166
	Walmart Inc.	3.550%	6/26/25	10,000	10,843
	Walmart Inc.	3.050%	7/8/26	62,000	65,869
	Walmart Inc.	3.700%	6/26/28	50,000	55,412

	Consumer Noncyclical (8.2%)
	Abbott Laboratories	2.950%	3/15/25	1,679	1,751
	Abbott Laboratories	3.750%	11/30/26	10,000	10,972
	AbbVie Inc.	3.600%	5/14/25	9,865	10,336
	AbbVie Inc.	4.250%	11/14/28	35,000	38,028
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	9,990
7	Alcon Finance Corp.	2.750%	9/23/26	15,000	15,294
	Allergan Funding SCS	3.800%	3/15/25	31,800	33,343
	Altria Group Inc.	4.400%	2/14/26	17,150	18,498
	Altria Group Inc.	4.800%	2/14/29	21,785	23,902
	AmerisourceBergen Corp.	3.450%	12/15/27	22,716	23,684
	Anheuser-Busch Cos. LLC/ Anheuser-
	Busch InBev Worldwide Inc.	3.650%	2/1/26	40,000	42,754
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	28,171	30,100
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	35,000	38,186
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	18,062	19,898
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	39,850	46,122
7	Aramark Services Inc.	5.000%	2/1/28	2,610	2,727
	AstraZeneca plc	3.125%	6/12/27	20,075	20,881
10	Auchan Holding SA	2.375%	4/25/25	2,800	3,212
	BAT Capital Corp.	3.215%	9/6/26	15,000	14,897
7	BAT International Finance plc	3.950%	6/15/25	15,000	15,668
7	Bausch Health Americas Inc.	9.250%	4/1/26	818	931
7	Bausch Health Cos. Inc.	5.750%	8/15/27	1,815	1,967
7	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,932
	Baxalta Inc.	4.000%	6/23/25	14,504	15,668
	Becton Dickinson & Co.	3.700%	6/6/27	33,782	36,275
10	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	6,500	7,444
	Biogen Inc.	4.050%	9/15/25	15,000	16,441
	Boston Scientific Corp.	4.000%	3/1/29	10,000	11,116
7	Bristol-Myers Squibb Co.	2.900%	7/26/24	85,000	88,103
7	Bristol-Myers Squibb Co.	3.200%	6/15/26	73,475	77,753
7	Bristol-Myers Squibb Co.	3.400%	7/26/29	38,605	41,531
	Celgene Corp.	3.625%	5/15/24	2,650	2,801
	Celgene Corp.	3.875%	8/15/25	21,176	22,929
	Celgene Corp.	3.450%	11/15/27	34,095	36,269
	CHRISTUS Health	4.341%	7/1/28	20,000	22,583
7	Cigna Corp.	3.000%	7/15/23	5,959	6,079
7	Cigna Corp.	3.500%	6/15/24	27,333	28,436
7	Cigna Corp.	4.500%	2/25/26	10,000	10,884

7	Cigna Corp.	3.400%	3/1/27	23,951	24,710
	Coca-Cola Co.	2.550%	6/1/26	4,300	4,404
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,900	2,918
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,000	4,233
	CommonSpirit Health	2.760%	10/1/24	16,415	16,659
	Constellation Brands Inc.	3.500%	5/9/27	5,635	5,930
	Constellation Brands Inc.	4.650%	11/15/28	10,000	11,379
	Constellation Brands Inc.	3.150%	8/1/29	24,075	24,530
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,882
	CVS Health Corp.	4.100%	3/25/25	74,900	80,510
	CVS Health Corp.	2.875%	6/1/26	25,000	25,139
	CVS Health Corp.	3.000%	8/15/26	39,700	40,305
	CVS Health Corp.	4.300%	3/25/28	52,460	56,770
	CVS Health Corp.	3.250%	8/15/29	11,850	11,918
	DaVita Inc.	5.125%	7/15/24	2,575	2,627
	DaVita Inc.	5.000%	5/1/25	1,015	1,029
	DH Europe Finance II Sarl	2.200%	11/15/24	35,000	35,181
	Diageo Capital plc	3.875%	5/18/28	8,000	8,905
	Dignity Health	3.812%	11/1/24	1,000	1,058
	Eli Lilly & Co.	3.100%	5/15/27	20,000	21,202
	Eli Lilly & Co.	3.375%	3/15/29	23,500	25,507
10	Eli Lilly & Co.	0.625%	11/1/31	1,990	2,221
	Encompass Health Corp.	4.500%	2/1/28	1,802	1,838
	Encompass Health Corp.	4.750%	2/1/30	1,805	1,861
	Gilead Sciences Inc.	2.500%	9/1/23	2,750	2,794
	Gilead Sciences Inc.	3.700%	4/1/24	51,304	54,557
	Gilead Sciences Inc.	3.500%	2/1/25	81,507	87,060
	Gilead Sciences Inc.	3.650%	3/1/26	41,600	44,771
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	23,500	26,249
	GlaxoSmithKline Capital plc	3.000%	6/1/24	55,000	57,212
	GlaxoSmithKline Capital plc	3.375%	6/1/29	15,000	16,186
	Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,230
7	Grupo Bimbo SAB de CV	4.000%	9/6/49	4,083	3,902
	HCA Inc.	5.375%	2/1/25	645	709
	HCA Inc.	5.250%	4/15/25	7,000	7,788
	HCA Inc.	5.250%	6/15/26	50,497	56,430
	HCA Inc.	5.375%	9/1/26	5,989	6,551
	HCA Inc.	4.500%	2/15/27	10,000	10,738
	HCA Inc.	4.125%	6/15/29	20,000	21,175
	Hershey Co.	2.050%	11/15/24	5,000	5,024
7	Hill-Rom Holdings Inc.	4.375%	9/15/27	1,795	1,844
7	Hologic Inc.	4.375%	10/15/25	2,975	3,049
	Hormel Foods Corp.	4.125%	4/15/21	625	643
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,646
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,348
7	Kraft Heinz Foods Co.	3.750%	4/1/30	4,725	4,828
	Kroger Co.	2.950%	11/1/21	3,000	3,045
	Kroger Co.	3.400%	4/15/22	3,000	3,094
	Kroger Co.	3.500%	2/1/26	12,475	13,020
	Kroger Co.	3.700%	8/1/27	11,225	11,960
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	12,625
	McKesson Corp.	2.850%	3/15/23	5,000	5,074
10	McKesson Corp.	1.625%	10/30/26	2,450	2,873
	McKesson Corp.	3.950%	2/16/28	10,000	10,613
	Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,485
10	Medtronic Global Holdings SCA	1.500%	7/2/39	1,800	2,078
	Medtronic Inc.	3.500%	3/15/25	89,286	95,835
	Merck & Co. Inc.	2.750%	2/10/25	7,365	7,639

	Merck & Co. Inc.	3.400%	3/7/29	30,000	32,595
	Mercy Health	4.302%	7/1/28	12,500	14,066
7	Minerva Luxembourg SA	5.875%	1/19/28	7,500	7,631
	Molson Coors Brewing Co.	3.000%	7/15/26	18,000	18,170
	Mylan Inc.	4.550%	4/15/28	5,000	5,355
10	Mylan NV	2.250%	11/22/24	4,000	4,744
7	Nestle Holdings Inc.	3.500%	9/24/25	11,055	11,870
7	Nestle Holdings Inc.	3.625%	9/24/28	9,819	10,850
	Novartis Capital Corp.	3.100%	5/17/27	9,700	10,347
	PepsiCo Inc.	3.000%	10/15/27	2,500	2,660
	PepsiCo Inc.	2.625%	7/29/29	25,000	25,741
7	Performance Food Group Inc.	5.500%	6/1/24	9,321	9,531
7	Performance Food Group Inc.	5.500%	10/15/27	3,590	3,810
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	6,185
	Pfizer Inc.	3.400%	5/15/24	17,095	18,203
	Pfizer Inc.	2.750%	6/3/26	5,000	5,191
	Pfizer Inc.	3.000%	12/15/26	21,573	22,884
	Pfizer Inc.	3.450%	3/15/29	45,000	49,126
	Philip Morris International Inc.	2.875%	5/1/24	10,000	10,289
	Philip Morris International Inc.	3.375%	8/11/25	10,000	10,567
	Philip Morris International Inc.	2.750%	2/25/26	16,057	16,348
	Philip Morris International Inc.	3.375%	8/15/29	8,460	8,861
7	Post Holdings Inc.	5.750%	3/1/27	1,780	1,891
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	7,679
	Providence St. Joseph Health Obligated
	Group	2.532%	10/1/29	5,000	4,974
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,147
	Quest Diagnostics Inc.	3.500%	3/30/25	2,000	2,110
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,252
7	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	64,745	65,924
7	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	27,801	28,623
	Reynolds American Inc.	4.450%	6/12/25	72,408	77,721
7	Roche Holdings Inc.	3.350%	9/30/24	20,000	21,255
7	Roche Holdings Inc.	3.000%	11/10/25	10,000	10,535
	Shire Acquisitions Investments Ireland
	DAC	3.200%	9/23/26	24,248	25,024
	SSM Health Care Corp.	3.688%	6/1/23	24,865	26,140
	Stryker Corp.	3.375%	5/15/24	5,000	5,269
	Stryker Corp.	3.375%	11/1/25	15,000	15,974
7	Tenet Healthcare Corp.	4.625%	9/1/24	360	370
7	Tenet Healthcare Corp.	4.875%	1/1/26	2,535	2,624
7	Tenet Healthcare Corp.	6.250%	2/1/27	1,778	1,880
7	Tenet Healthcare Corp.	5.125%	11/1/27	900	938
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	5,000	5,193
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	5,000	5,246
	Tyson Foods Inc.	4.000%	3/1/26	25,000	27,352
	Tyson Foods Inc.	4.350%	3/1/29	15,000	17,086
	Unilever Capital Corp.	2.900%	5/5/27	7,000	7,307
	Unilever Capital Corp.	2.125%	9/6/29	35,500	34,819
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,000	16,914

	Energy (5.3%)
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	30,000	30,915
8	BG Energy Capital plc	5.125%	12/1/25	7,300	11,570
	BP Capital Markets America Inc.	3.216%	11/28/23	29,455	30,757
	BP Capital Markets America Inc.	3.224%	4/14/24	26,774	27,944

BP Capital Markets America Inc.	3.796%	9/21/25	38,119	41,308
BP Capital Markets America Inc.	3.410%	2/11/26	42,800	45,477
BP Capital Markets America Inc.	3.119%	5/4/26	66,294	69,492
BP Capital Markets America Inc.	3.017%	1/16/27	18,065	18,758
BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,646
BP Capital Markets plc	3.814%	2/10/24	36,910	39,435
BP Capital Markets plc	3.535%	11/4/24	17,085	18,162
BP Capital Markets plc	3.506%	3/17/25	5,125	5,468
BP Capital Markets plc	3.279%	9/19/27	31,568	33,284
Buckeye Partners LP	3.950%	12/1/26	1,775	1,642
Cenovus Energy Inc.	4.250%	4/15/27	10,000	10,578
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	43,434	48,157
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	13,610	14,716
Chevron Corp.	3.326%	11/17/25	18,125	19,502
Chevron Corp.	2.954%	5/16/26	19,958	21,022
Cimarex Energy Co.	3.900%	5/15/27	12,250	12,416
Concho Resources Inc.	3.750%	10/1/27	38,904	40,314
ConocoPhillips Co.	4.950%	3/15/26	67,877	78,092
Continental Resources Inc.	4.375%	1/15/28	9,000	9,270
Devon Energy Corp.	5.850%	12/15/25	8,650	10,268
Diamondback Energy Inc.	4.750%	11/1/24	10,943	11,244
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	26,498
Energy Transfer Operating LP	4.050%	3/15/25	14,738	15,493
Energy Transfer Operating LP	4.200%	4/15/27	16,115	16,962
Energy Transfer Operating LP	5.500%	6/1/27	28,070	31,521
Energy Transfer Partners LP	4.950%	6/15/28	11,750	12,801
Enterprise Products Operating LLC	3.700%	2/15/26	10,420	11,108
Enterprise Products Operating LLC	3.125%	7/31/29	28,465	29,151
EOG Resources Inc.	3.150%	4/1/25	16,997	17,809
EOG Resources Inc.	4.150%	1/15/26	6,535	7,177
EQT Corp.	3.900%	10/1/27	6,340	5,594
Exxon Mobil Corp.	2.019%	8/16/24	40,000	40,303
Exxon Mobil Corp.	2.709%	3/6/25	7,598	7,885
Exxon Mobil Corp.	2.275%	8/16/26	70,000	70,757
Exxon Mobil Corp.	2.440%	8/16/29	5,000	5,040
Husky Energy Inc.	4.400%	4/15/29	5,085	5,373
Kinder Morgan Inc.	4.300%	3/1/28	4,840	5,239
Marathon Oil Corp.	3.850%	6/1/25	11,900	12,500
Marathon Petroleum Corp.	5.125%	12/15/26	20,000	22,828
7 MEG Energy Corp.	6.500%	1/15/25	903	939
7 Midwest Connector Capital Co. LLC	3.900%	4/1/24	35,000	36,780
MPLX LP	4.125%	3/1/27	10,000	10,482
7 MPLX LP	4.250%	12/1/27	13,500	14,224
MPLX LP	4.000%	3/15/28	5,000	5,204
MPLX LP	4.800%	2/15/29	7,000	7,693
Newfield Exploration Co.	5.625%	7/1/24	13,340	14,591
Noble Energy Inc.	3.850%	1/15/28	10,000	10,378
Occidental Petroleum Corp.	2.900%	8/15/24	27,120	27,331
Occidental Petroleum Corp.	5.550%	3/15/26	26,055	29,584
ONEOK Inc.	3.400%	9/1/29	20,000	19,898
7 Parsley Energy LLC / Parsley Finance
Corp.	6.250%	6/1/24	1,928	2,003
7 Parsley Energy LLC / Parsley Finance
Corp.	5.625%	10/15/27	2,710	2,798
Phillips 66 Partners LP	3.150%	12/15/29	6,680	6,595
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	13,490	14,232

	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	4,036	4,274
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,675	30,892
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	33,205	37,978
	Shell International Finance BV	3.250%	5/11/25	85,903	91,011
	Shell International Finance BV	2.875%	5/10/26	58,596	61,079
	SM Energy Co.	6.125%	11/15/22	1,728	1,646
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	10,000	10,564
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	14,199
7	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.500%	7/15/27	1,735	1,856
7	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	1,800	1,935
	Total Capital International SA	3.700%	1/15/24	21,525	22,991
	Total Capital International SA	2.434%	1/10/25	26,440	26,844
	Total Capital International SA	3.455%	2/19/29	25,000	27,131
10	Total Capital International SA	1.375%	10/4/29	5,200	6,406
	Total Capital International SA	2.829%	1/10/30	14,000	14,427
	Total Capital SA	3.883%	10/11/28	16,600	18,551
	TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	20,759
	TransCanada PipeLines Ltd.	4.875%	1/15/26	34,418	38,493
	TransCanada PipeLines Ltd.	4.250%	5/15/28	5,610	6,191
	Valero Energy Corp.	4.350%	6/1/28	7,960	8,665
	Western Midstream Operating LP	4.500%	3/1/28	3,085	2,957
	Western Midstream Operating LP	4.750%	8/15/28	3,225	3,128
	Williams Cos. Inc.	4.550%	6/24/24	4,265	4,586
	Williams Cos. Inc.	3.900%	1/15/25	5,116	5,354
	Williams Cos. Inc.	3.750%	6/15/27	8,500	8,850

	Other Industrial (0.0%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	11,133

	Technology (6.3%)
	Apple Inc.	3.000%	2/9/24	32,300	33,687
	Apple Inc.	3.450%	5/6/24	30,000	31,984
	Apple Inc.	2.850%	5/11/24	9,150	9,504
	Apple Inc.	2.750%	1/13/25	68,358	70,908
	Apple Inc.	2.500%	2/9/25	27,342	28,093
	Apple Inc.	3.250%	2/23/26	88,151	94,003
	Apple Inc.	2.450%	8/4/26	69,739	71,111
	Apple Inc.	2.050%	9/11/26	20,000	19,928
	Apple Inc.	3.350%	2/9/27	41,175	44,131
	Apple Inc.	3.200%	5/11/27	69,300	73,792
	Apple Inc.	2.900%	9/12/27	53,037	55,650
	Apple Inc.	3.000%	11/13/27	10,000	10,574
	Applied Materials Inc.	3.300%	4/1/27	34,321	36,691
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	19,450	19,430
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	23,100	23,335
7	Broadcom Inc.	3.625%	10/15/24	32,000	32,822
7	Broadcom Inc.	4.250%	4/15/26	9,320	9,725
7	CDK Global Inc.	5.250%	5/15/29	2,720	2,893
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,705	2,803
	Cisco Systems Inc.	2.500%	9/20/26	15,904	16,391
7	CommScope Finance LLC	5.500%	3/1/24	677	686
7	CommScope Finance LLC	8.250%	3/1/27	1,807	1,708
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	30,000	31,400

7	Dell International LLC / EMC Corp.	6.020%	6/15/26	8,670	9,869
	Equinix Inc.	5.375%	5/15/27	2,725	2,957
	Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	10,894
	Fiserv Inc.	3.200%	7/1/26	82,520	86,220
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	24,990	27,907
	Intel Corp.	3.700%	7/29/25	31,950	34,705
	Intel Corp.	2.600%	5/19/26	25,000	25,816
	International Business Machines Corp.	3.625%	2/12/24	37,000	39,223
	International Business Machines Corp.	3.300%	5/15/26	103,665	109,564
	International Business Machines Corp.	3.500%	5/15/29	73,015	78,268
	Lam Research Corp.	3.750%	3/15/26	28,725	30,961
	Microsoft Corp.	2.700%	2/12/25	41,755	43,488
	Microsoft Corp.	3.125%	11/3/25	41,685	44,355
	Microsoft Corp.	2.400%	8/8/26	97,672	99,863
	Microsoft Corp.	3.300%	2/6/27	57,571	62,249
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	22,000	23,842
7	NXP BV / NXP Funding LLC	5.350%	3/1/26	30,000	33,750
7	NXP BV / NXP Funding LLC / NXP USA
	Inc.	3.875%	6/18/26	20,000	20,925
	Oracle Corp.	3.400%	7/8/24	22,400	23,726
	Oracle Corp.	2.950%	11/15/24	44,875	46,772
	Oracle Corp.	2.950%	5/15/25	39,591	41,220
	Oracle Corp.	2.650%	7/15/26	80,985	83,135
	Oracle Corp.	3.250%	11/15/27	20,515	21,786
	PayPal Holdings Inc.	2.400%	10/1/24	26,935	27,035
7	Qorvo Inc.	4.375%	10/15/29	6,305	6,336
	QUALCOMM Inc.	2.900%	5/20/24	35,587	36,631
	QUALCOMM Inc.	3.450%	5/20/25	10,000	10,572
	QUALCOMM Inc.	3.250%	5/20/27	85,553	90,044
7	SS&C Technologies Inc.	5.500%	9/30/27	3,200	3,412
	Tyco Electronics Group SA	3.500%	2/3/22	19,370	19,978
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	9,132
	Tyco Electronics Group SA	3.700%	2/15/26	25,263	26,562
	Tyco Electronics Group SA	3.125%	8/15/27	28,779	29,728
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	17,298
	Verisk Analytics Inc.	4.125%	3/15/29	13,740	15,156
	Western Digital Corp.	4.750%	2/15/26	2,765	2,827

	Transportation (1.3%)
9	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,190	21,481
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	25,252	26,877
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,448
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,850	10,618
	Canadian National Railway Co.	2.750%	3/1/26	8,950	9,217
	Canadian Pacific Railway Co.	2.900%	2/1/25	3,080	3,171
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	4,732	5,029
	CSX Corp.	3.350%	11/1/25	7,161	7,585
	CSX Corp.	2.600%	11/1/26	4,940	5,018
	CSX Corp.	3.250%	6/1/27	42,612	45,035
	CSX Corp.	4.250%	3/15/29	12,945	14,653
	Delta Air Lines Inc.	2.900%	10/28/24	32,800	32,685
7	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,518
7	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,647
	FedEx Corp.	3.100%	8/5/29	10,000	9,973
4,7	Heathrow Funding Ltd.	4.875%	7/15/23	330	343
10	International Consolidated Airlines Group
	SA	1.500%	7/4/27	2,700	2,985

JB Hunt Transport Services Inc.	3.875%	3/1/26	45,000	48,154
Norfolk Southern Corp.	3.650%	8/1/25	3,000	3,230
Norfolk Southern Corp.	2.900%	6/15/26	5,400	5,584
Norfolk Southern Corp.	3.800%	8/1/28	10,000	11,084
Southwest Airlines Co.	7.375%	3/1/27	4,930	6,320
Southwest Airlines Co.	3.450%	11/16/27	3,800	4,015
Union Pacific Corp.	3.250%	1/15/25	1,465	1,534
Union Pacific Corp.	3.250%	8/15/25	7,102	7,481
Union Pacific Corp.	2.750%	3/1/26	9,017	9,223
Union Pacific Corp.	3.700%	3/1/29	4,750	5,192
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	4,264	4,497
United Parcel Service Inc.	2.200%	9/1/24	25,000	25,217
United Parcel Service Inc.	2.800%	11/15/24	4,450	4,601
United Parcel Service Inc.	3.050%	11/15/27	30,185	31,826
9 WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,433
				10,453,663
Utilities (4.3%)
Electric (4.0%)
AEP Transmission Co. LLC	3.100%	12/1/26	14,300	14,981
Ameren Corp.	2.500%	9/15/24	12,000	12,081
Ameren Illinois Co.	3.250%	3/1/25	11,680	12,311
Appalachian Power Co.	3.300%	6/1/27	2,860	3,003
Arizona Public Service Co.	2.600%	8/15/29	8,530	8,595
Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	50,806
Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	16,989
Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,038
Commonwealth Edison Co.	2.550%	6/15/26	2,955	2,997
Commonwealth Edison Co.	3.700%	8/15/28	6,338	6,923
Connecticut Light & Power Co.	3.200%	3/15/27	10,330	10,923
DTE Energy Co.	3.800%	3/15/27	19,680	20,979
DTE Energy Co.	3.400%	6/15/29	17,760	18,416
Duke Energy Carolinas LLC	2.950%	12/1/26	11,600	12,104
Duke Energy Carolinas LLC	3.950%	11/15/28	13,339	14,908
Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	11,483
Duke Energy Corp.	3.400%	6/15/29	18,400	19,252
Duke Energy Florida LLC	3.200%	1/15/27	8,403	8,830
Duke Energy Florida LLC	3.800%	7/15/28	29,164	32,115
Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,336
Edison International	5.750%	6/15/27	4,000	4,339
Edison International	4.125%	3/15/28	2,000	1,990
Entergy Arkansas Inc.	3.700%	6/1/24	9,708	10,352
Entergy Arkansas Inc.	3.500%	4/1/26	24,414	25,871
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	12,935	14,926
Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,877
Entergy Louisiana LLC	2.400%	10/1/26	18,176	18,198
Entergy Louisiana LLC	3.120%	9/1/27	26,632	27,819
Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,950
Evergy Inc.	2.450%	9/15/24	50,000	50,368
Exelon Corp.	3.950%	6/15/25	23,652	25,623
FirstEnergy Corp.	4.250%	3/15/23	23,472	24,797
7 FirstEnergy Transmission LLC	4.350%	1/15/25	35,685	38,327
Georgia Power Co.	2.200%	9/15/24	25,000	24,749
ITC Holdings Corp.	3.250%	6/30/26	9,700	10,106
ITC Holdings Corp.	3.350%	11/15/27	18,745	19,701
7 Kallpa Generacion SA	4.125%	8/16/27	11,000	11,275
7 Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	19,926	21,846

	National Rural Utilities Cooperative
	Finance Corp.	2.950%	2/7/24	1,200	1,242
	National Rural Utilities Cooperative
	Finance Corp.	2.850%	1/27/25	697	718
	National Rural Utilities Cooperative
	Finance Corp.	3.400%	2/7/28	7,000	7,516
	National Rural Utilities Cooperative
	Finance Corp.	3.700%	3/15/29	37,336	41,216
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	37,108	38,518
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	8,741	9,266
	NRG Energy Inc.	7.250%	5/15/26	1,810	1,982
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,492
	NSTAR Electric Co.	3.200%	5/15/27	50,840	53,265
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,500	2,575
7	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	42,000	46,441
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	22,322	28,285
	PacifiCorp	3.600%	4/1/24	14,000	14,825
	PacifiCorp	3.350%	7/1/25	17,720	18,587
	PacifiCorp	3.500%	6/15/29	15,485	16,779
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,321
	Potomac Electric Power Co.	3.600%	3/15/24	15,690	16,614
	Public Service Electric & Gas Co.	3.200%	5/15/29	31,500	33,571
	Public Service Enterprise Group Inc.	2.875%	6/15/24	45,000	46,011
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,094
	Southern California Edison Co.	3.700%	8/1/25	13,871	14,748
	Southern California Edison Co.	4.200%	3/1/29	9,000	9,929
	Southwestern Electric Power Co.	4.100%	9/15/28	25,000	27,740
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	42,898
7	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,801
	Union Electric Co.	2.950%	6/15/27	12,861	13,359
6,9	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	1.225%	8/15/21	2,000	1,363
6,9	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	1.128%	1/15/22	500	339
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,350
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	9,209
	Virginia Electric & Power Co.	3.150%	1/15/26	12,295	12,815
	Virginia Electric & Power Co.	2.950%	11/15/26	56,752	59,092
	Virginia Electric & Power Co.	3.500%	3/15/27	11,487	12,325
7	Vistra Operations Co. LLC	5.000%	7/31/27	1,775	1,837
	Westar Energy Inc.	2.550%	7/1/26	2,000	2,023
	Westar Energy Inc.	3.100%	4/1/27	5,800	6,047

	Natural Gas (0.2%)
	Atmos Energy Corp.	2.625%	9/15/29	9,600	9,771
10	Cadent Finance plc	0.625%	9/22/24	4,100	4,631
8	Centrica plc	4.375%	3/13/29	6,000	9,192
7	Engie SA	2.875%	10/10/22	3,480	3,558
10	Engie SA	1.000%	3/13/26	4,000	4,714
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	15,000	16,123
	Sempra Energy	3.400%	2/1/28	12,092	12,356
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,249

	Other Utility (0.1%)
9	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	23,235
					1,365,206
Total Corporate Bonds (Cost $19,548,866)					20,441,982

Sovereign Bonds (6.4%)
7	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	9,450	10,695
7	African Export-Import Bank	3.994%	9/21/29	2,490	2,520
	Argentine Republic	6.875%	4/22/21	10,788	4,855
	Argentine Republic	6.875%	1/26/27	2,873	1,135
	Argentine Republic	5.875%	1/11/28	8,102	3,079
	Argentine Republic	6.625%	7/6/28	5,510	2,135
7	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	4,011
7	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	1,329	1,411
7	Banque Ouest Africaine de
	Developpement	4.700%	10/22/31	6,500	6,613
7	Bermuda	4.138%	1/3/23	10,964	11,589
7	Bermuda	4.854%	2/6/24	3,517	3,885
	Bermuda	4.854%	2/6/24	8,791	9,599
4	Bermuda	4.750%	2/15/29	12,860	14,577
7	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,912
	Cayman Islands	5.950%	11/24/19	500	498
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,402
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,300	3,461
4	City of Buenos Aires	8.950%	2/19/21	164	150
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	15,000	14,966
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,576
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,105	2,203
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	35,711	38,097
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,028
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	10,100	11,087
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,883
7,13	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,006
7	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,776
	Dominican Republic	6.600%	1/28/24	3,250	3,604
7	Electricite de France SA	4.500%	9/21/28	5,000	5,604
7	Emirate of Abu Dhabi	2.125%	9/30/24	100,000	99,470
7	Emirate of Abu Dhabi	3.125%	9/30/49	30,755	29,491
	Empresa Nacional del Petroleo	4.375%	10/30/24	1,841	1,937
	Equinor ASA	3.150%	1/23/22	3,000	3,081
	Equinor ASA	2.450%	1/17/23	3,000	3,053
	Equinor ASA	3.950%	5/15/43	3,191	3,631
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,088
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,070
7	Export-Import Bank of India	3.875%	2/1/28	9,675	10,288
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,329
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,024
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,533
	Export-Import Bank of Korea	3.000%	11/1/22	38,308	39,347
	Federative Republic of Brazil	4.250%	1/7/25	28,800	30,420
4	Federative Republic of Brazil	4.625%	1/13/28	30,000	32,051
4	Federative Republic of Brazil	4.500%	5/30/29	19,500	20,500
	Fondo MIVIVIENDA SA	3.500%	1/31/23	14,000	14,316
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	2,650	2,881
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,811
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,544
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,029
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,161
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	2,400	2,401
7	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	6,783

7	Kingdom of Saudi Arabia	2.375%	10/26/21	785	786
	Kingdom of Saudi Arabia	2.375%	10/26/21	131,077	131,394
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,500	14,517
	Kingdom of Saudi Arabia	3.625%	3/4/28	7,486	7,885
	Korea Development Bank	4.625%	11/16/21	3,285	3,445
	Korea Gas Corp.	2.250%	7/18/26	2,240	2,221
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,868
7	Korea National Oil Corp.	2.875%	3/27/22	6,800	6,912
7	KSA Sukuk Ltd.	2.969%	10/29/29	15,105	15,076
	North American Development Bank	2.400%	10/26/22	1,300	1,312
	NTPC Ltd.	4.250%	2/26/26	6,250	6,606
	OCP SA	5.625%	4/25/24	1,520	1,669
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	6,124
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	7,566
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	11,900	13,247
7,10	Perusahaan Listrik Negara PT	1.875%	11/5/31	13,940	15,435
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	7,392	7,549
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	8,000	8,600
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	11,905	12,753
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	4,000	4,360
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	18,000	19,260
	Petroleos Mexicanos	6.875%	8/4/26	38,815	42,571
7	Petroleos Mexicanos	6.490%	1/23/27	56,945	60,768
	Petroleos Mexicanos	6.500%	3/13/27	2,835	3,003
	Petroleos Mexicanos	6.750%	9/21/47	22,023	21,932
7	Petroleos Mexicanos	7.690%	1/23/50	3,103	3,383
4	Republic of Colombia	4.500%	1/28/26	51,028	55,684
	Republic of Colombia	10.375%	1/28/33	33,975	55,813
	Republic of Croatia	6.375%	3/24/21	7,250	7,632
10	Republic of Croatia	3.000%	3/20/27	12,582	16,633
10	Republic of Croatia	1.125%	6/19/29	22,630	26,465
	Republic of Honduras	6.250%	1/19/27	8,637	9,255
	Republic of Hungary	6.375%	3/29/21	15,980	16,918
	Republic of Hungary	5.375%	2/21/23	18,500	20,235
	Republic of Hungary	5.750%	11/22/23	22,242	25,162
	Republic of Indonesia	4.875%	5/5/21	22,049	22,859
7	Republic of Indonesia	3.700%	1/8/22	3,124	3,206
	Republic of Indonesia	3.750%	4/25/22	88,508	91,229
	Republic of Indonesia	5.375%	10/17/23	6,400	7,072
	Republic of Indonesia	5.875%	1/15/24	26,830	30,249
	Republic of Indonesia	4.125%	1/15/25	33,555	35,775
7	Republic of Latvia	2.750%	1/12/20	1,000	1,000
	Republic of Latvia	2.750%	1/12/20	7,350	7,352
	Republic of Lithuania	7.375%	2/11/20	23,356	23,707
7	Republic of Lithuania	6.125%	3/9/21	7,400	7,789
	Republic of Lithuania	6.125%	3/9/21	42,564	44,850
	Republic of Lithuania	6.625%	2/1/22	12,000	13,222
10	Republic of Lithuania	1.625%	6/19/49	6,800	9,257
4	Republic of Panama	4.000%	9/22/24	4,850	5,190
	Republic of Panama	7.125%	1/29/26	10,000	12,525
	Republic of Panama	8.125%	4/28/34	9,236	12,376
	Republic of Paraguay	5.000%	4/15/26	6,778	7,485
	Republic of Paraguay	5.600%	3/13/48	5,850	6,779
	Republic of Poland	5.125%	4/21/21	10,505	10,965
7,10	Republic of Romania	4.625%	4/3/49	1,555	2,260

	Republic of Serbia	4.875%	2/25/20	3,381	3,412
	Republic of Serbia	7.250%	9/28/21	13,696	14,949
10	Republic of Serbia	1.500%	6/26/29	27,370	31,409
	Republic of Slovenia	5.500%	10/26/22	36,554	40,239
	Republic of South Africa	5.875%	9/16/25	17,437	19,006
14	Republic of South Africa	10.500%	12/21/26	710,000	51,908
	Republic of South Africa	4.850%	9/27/27	8,520	8,642
	Republic of South Africa	4.850%	9/30/29	12,510	12,384
	Republic of South Africa	5.750%	9/30/49	3,950	3,822
	Russian Federation	5.100%	3/28/35	17,200	19,867
7	SABIC Capital II BV	4.000%	10/10/23	15,288	16,083
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,631
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,458
7	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,928
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	22,699	24,318
	Sinopec Group Overseas Development
	2016 Ltd.	3.500%	5/3/26	5,000	5,227
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	5,000	5,014
7	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	12,500	13,127
	Sinopec Group Overseas Development
	2017 Ltd.	3.250%	9/13/27	11,300	11,632
	Socialist Republic of Vietnam	6.750%	1/29/20	16,900	17,025
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,298
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,484
	State of Israel	3.150%	6/30/23	2,000	2,089
10	State of Israel	2.875%	1/29/24	1,100	1,380
	State of Kuwait	2.750%	3/20/22	14,606	14,815
	State of Qatar	2.375%	6/2/21	775	777
	State of Qatar	4.000%	3/14/29	84,689	94,057
	Sultanate of Oman	6.750%	1/17/48	4,800	4,510
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,016
10	United Mexican States	1.625%	4/8/26	5,622	6,545
	United Mexican States	4.500%	4/22/29	3,763	4,143
Total Sovereign Bonds (Cost $1,982,552)					2,035,977
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,046
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,259
	Illinois GO	5.000%	1/1/23	1,835	1,937
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	1,012
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	410	411
15	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	15,435	19,659
6	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.700%	2.732%	1/2/25	1,822	1,819

New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,692
New York State Dormitory Authority
Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,188
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,376
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	825
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	6,200	7,100
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	4,960	5,964
Texas GO	3.682%	8/1/24	2,000	2,104
University of California Revenue	2.300%	5/15/21	1,000	1,009
Total Taxable Municipal Bonds (Cost $51,613)				53,401
			Shares
Common Stocks (0.1%)
Other (0.1%)
iShares iBoxx $ Investment Grade
Corporate Bond ETF (Cost $48,288)			382,500	48,849
	Coupon

Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
16 Vanguard Market Liquidity Fund (Cost
$1,339,893)		94.759%		13,397,592	1,339,893

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
Counterparty		Date	Rate	($000)
Options Purchased
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.205%
Semiannually	JPMC	1/7/20	1.205%	57,421	92

10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.423%
Semiannually	BARC	1/8/20	1.423%	31,900	165

10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.420%
Semiannually	GSCM	1/8/20	1.420%	31,900	163

10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.530%
Semiannually	DBAG	1/10/20	1.530%	32,089	279

10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.721%
Semiannually	MSCS	1/22/20	1.721%	31,900	610

10-Year Interest
Rate Swap,
Pays 3M USD
LIBOR
Quarterly,
Receives
1.130%
Semiannually	BNPSW	9/21/20	1.130%	47,725	403
					1,712

Put Swaptions

10-Year
Interest
Rate Swap,
Receives 3M
USD LIBOR
Quarterly,
Pays 1.423%
Semiannually	BARC	1/8/20	1.423%	31,900	671
10-Year
Interest
Rate Swap,
Receives 3M
USD LIBOR
Quarterly,
Pays 1.420%
Semiannually	GSCM	1/8/20	1.420%	31,900	677
10-Year Interest
Rate Swap,
Receives 3M
USD LIBOR
Quarterly, Pays
1.530%

Semiannually	DBAG	1/10/20	1.530%	32,089	467
10-Year
Interest
Rate Swap,
Receives 3M
USD LIBOR
Quarterly,
Pays 1.721%
Semiannually	MSCS	1/22/20	1.721%	31,900	230
5-Year CDX-NA-
IG-S32-V1,
Credit
Protection Sold,
Receives
1.000%

Quarterly	GSI	11/20/19	0.625%	97,145	7
5-Year iTraxx
Europe-S31-
V1, Credit
Protection
Sold,
Receives
1.000%
Quarterly	GSI	11/20/19	0.575%	364,800[17]	32
5-Year CDX-NA-
IG-S33-V1,
Credit
Protection Sold,
Receives
1.000%

Quarterly	GSI	12/18/19	0.625%	63,465	67
					2,151

Total Swaption Contracts Purchased (Cost $5,274)	3,863
Total Investments (99.8%) (Cost $30,662,520)	31,794,050
Other Assets and Liabilities-Net (0.2%)	53,289
Net Assets (100%)	31,847,339

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $7,201,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $1,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 Securities with a value of $39,449,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $4,344,834,000, representing 13.6% of net assets.
8 Face amount denominated in British pounds.
9 Face amount denominated in Australian dollars.
10 Face amount denominated in euro.
11 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
October 31, 2019.
12 Non-income-producing security—security in default.
13 Guaranteed by multiple countries.
14 Face amount denominated in South African rand.
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank A.G.
GO—General Obligation Bond.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End

			Notional
			Amount on
			Underlying	Market
	Expiration	Exercise	Swap	Value
Counterparty	Date	Rate	($000)	($000)

Over-the-Counter Swaptions

Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.360%
Semiannually	JPMC	11/7/19	1.360%	31,900	(1)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.375%
Semiannually	DBAG	3/18/20	1.375%	32,000	(255)
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.550%	97,145	(283)
5-Year iTraxx Europe-S31-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.500%	364,800[1]	(1,060)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	12/18/19	0.575%	63,465	(116)
					(1,716
					)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.875% Semiannually DBAG		3/18/20	1.875%	32,000	(191)
5-Year CDX-NA-IG-S32-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	GSI	11/20/19	0.550%	97,145	(28)
5-Year iTraxx Europe-S31-V1,
Credit Protection Purchased, Pays
1.000% Quarterly	GSI	11/20/19	0.500%	364,800[1]	(138)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	GSI	12/18/19	0.575%	63,465	(108)

					(465)
Total Options Written (Premiums Received
$3,566)					(2,181)

1 Notional amount denominated in euro.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

Futures Contracts
					Value and
					Unrealized
				Notional	Appreciation
		Number of (Long		Amount	(Depreciation)
	Expiration	Short) Contracts		(000)	($000)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2019	17,983	USD	2,343,129	(10,364)
Ultra 10-Year U.S. Treasury	December 2019	7,940	USD	1,128,348	(6,780)

Note
							(17,144)

Short Futures Contracts
2-Year U.S. Treasury Note		December 2019		(4,114)	USD	(886,985)	127
Euro-Bund		December 2019		(755)	EUR	(129,679)	496
30-Year U.S. Treasury Bond		December 2019		(522)	USD	(84,238)	97
Ultra Long U.S. Treasury		December 2019		(403)	USD	(76,469)	(351)
Bond
AUD 3-Year Treasury Bond		December 2019		(652)	AUD	(75220)	32
AUD 10-Year Treasury Bond		December 2019		(169)	AUD	(24,642)	16
Euro-Schatz		December 2019		(212)	EUR	(23,759)	126
Long Gilt		December 2019		(178)	GBP	(23,646)	(40)
5-Year U.S. Treasury Note		December 2019		(140)	USD	(16,688)	2
Euro-Buxl		December 2019		(63)	EUR	(13,227)	643
Euro-Bobl		December 2019		(56)	EUR	(7,539)	29
							1,177
							(15,967)

Forward Currency Contracts

							Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive			Deliver	($000)
Goldman Sachs
Bank USA	11/4/19	MXN	162,105	USD		8,466	(45)
BNP Paribas	11/4/19	USD	235,268	EUR		211,645	(844)
Bank of
America, N.A.	11/4/19	USD	171,215	AUD		250,489	(1,479)
Bank of
America, N.A.	12/18/19	USD	52,813	ZAR		803,661	(20)
Barclays Bank
plc	11/4/19	USD	46,602	GBP		36,280	(400)
Bank of
America, N.A.	12/3/19	USD	6,371	EUR		5,707	(8)
State Street
Bank & Trust
Co.	11/5/19	USD	77	JPY		8,326	-
							(2,796)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.
MXN—Mexican peso.

USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S33-V1	12/20/29	USD	33,275	1.000	(117)	189

Credit Protection Purchased

CDX-NA-IG-S33-V1	12/20/22	USD	95,065	(1.000)	(2,093)	(128)

CDX-NA-IG-S33-V1	12/20/24	USD	151,630	(1.000)	(3,295)	(153)

iTraxx Europe-S32-V1	12/20/24	EUR	63,375	(1.000)	(1,764)	(10)
					(7,152)	(291)
					(7,269)	(102)

Periodic premium received/paid
1. quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
						Up-Front
				Periodic		Premium
			Notional	Premium		Received	Unrealized	Unrealized
	Termination		Amount	Received	Value	(Paid)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[2] (%)	($000)	($000)	($000)	($000)

Credit Protection Sold/Moody's Rating

America Movil
/A3	12/20/22	BARC	15,000	1.000	146	91	237	-
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	15,760	1.000	306	(142)	164	-
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	7,605	1.000	166	(81)	85	-
Berkshire
Hathaway
Inc./Aa2	12/20/24	BARC	19,400	1.000	524	(590)	-	(66)
Berkshire
Hathaway
Inc./Aa2	12/20/24	JPMC	9,400	1.000	254	(276)	-	(22)

Metlife Inc./A3	12/20/20	GSCM	5,625	1.000	55	-	55	-

Metlife Inc./A3	12/20/21	BARC	3,165	1.000	51	(2)	49	-

Metlife Inc./A3	6/20/24	BARC	24,300	1.000	490		469	-
						(21)
People's
Republic of	6/20/22	BNPSW	22,800	1.000	510	(104)	406	-
China/A3
Republic of
Turkey/Ba2	12/20/24	HSBCC	9,650	1.000	(1,040)	1,338	298	-
Verizon
Communications
Inc./Baa1	12/20/22	GSI	15,585	1.000	326	(169)	157	-

					1,788	44	1,920	(88)

Credit Protection Purchased

American
International
Group Inc.	12/20/20	GSCM	5,625	(1.000)	(59)	29	-	(30)

American
International
Group Inc.	12/20/20	GSCM	2,835	(1.000)	(30)	(10)	-	(40)
Bank of
America Corp.	3/20/20	GSCM	7,870	(1.000)	(28)	10	-	(18)

Bank of China
Ltd.	12/20/21	BNPSW	6,200	(1.000)	(117)	(9)	-	(126)

Bank of China
Ltd.	6/20/22	BNPSW	22,800	(1.000)	(503)	2	-	(501)
Commerzbank
AG	6/20/21	BOANA	24,495	(1.000)	(309)	(151)	-	(460)

CVS Health
Corp.	12/20/21	BARC	3,220	(1.000)	(57)	45	-	(12)

CVS Health
Corp.	12/20/21	BOANA	15,000	(1.000)	(265)	210	-	(55)
Deutsche Bank
AG	12/20/22	JPMC	15,195	(1.000)	100	46	146	-

Deutsche Bank
AG	12/20/24	GSI	4,050[1]	(1.000)	112	(112)	-	-

Federative
Republic of
Brazil	12/20/24	BARC	20,000	(1.000)	191	(182)	9	-

Federative
Republic of
Brazil	12/20/24	BOANA	20,000	(1.000)	191	(163)	28	-

Federative
Republic of
Brazil	12/20/24	GSI	17,664	(1.000)	182	(174)	8	-

Federative
Republic of
Brazil	12/20/24	JPMC	16,900	(1.000)	162	(293)	-	(131)

Federative
Republic of
Brazil	12/20/24	MSCS	9,800	(1.000)	94	(170)	-	(76)

Federative
Republic of
Brazil	12/20/24	MSCS	9,300	(1.000)	9	(92)	-	(83)

Federative
Republic of
Brazil	12/20/25	BOANA	3,885	(1.000)	86	(685)	-	(599)

Federative
Republic of
Brazil	12/20/25	GSCM	2,485	(1.000)	55	(409)	-	(354)

JPMorgan
Chase Bank
N.A.	12/20/ 20	MSCS	25,000	(1.000)	(250)	36	-	(214)

Lincoln
National
Corp.	6/20/21	BARC	10,000	(1.000)	(141)	(72)	-	(213)

Lincoln
National
Corp.	6/20/21	BARC	1,555	(1.000)	(22)	(14)	-	(36)

Lincoln
National
Corp.	6/20/21	BARC	1,550	(1.000)	(22)	14	-	(8)

Lincoln
National
Corp.	12/20/21	BARC	3,165	(1.000)	(54)	(3)	-	(57)

McDonald's
Corp.	6/20/22	GSI	12,325	(1.000)	(302)	208	-	(94)
Republic of
Colombia	12/20/24	MSCS	5,705	(1.000)	(57)	22	-	(35)
Republic of
Indonesia	6/20/24	BARC	12,240	(1.000)	(189)	71	-	(118)

Republic of
South Africa	12/20/24	JPMC	11,520	(1.000)	479	(468)	11	-
Republic of
South Africa	12/20/24	MSCS	23,775	(1.000)	987	(922)	65	-

Republic of
Turkey	12/20/19	GSI	9,050	(1.000)	1	(7)	-	(6)

Republic of
Turkey	12/20/22	HSBCC	13,700	(1.000)	695	(1,063)	-	(368)

Societe
Generale SA	12/20/21	JPMC	14,675	(1.000)	(278)	39	-	(239)

Standard
Chartered
Bank	12/20/21	JPMC	7,945	(1.000)	(158)	(8)	-	(166)

State of
Qatar	6/20/22	BOANA	1,360	(1.000)	(29)	(9)	-	(38)

State of
Qatar	6/20/22	CITNA	2,640	(1.000)	(57)	(16)	-	(73)

United
Mexican
States	12/20/24	BARC	640	(1.000)	(3)	(3)	-	(6)

United
Mexican
States	12/20/24	BNPSW	25,445	(1.000)	(107)	(212)	-	(319)

United
Mexican
States	12/20/24	GSI	17,500	(1.000)	(74)	85	11	-

Wells Fargo &
Co.	9/20/20	BOANA	9,700	(1.000)	(78)	22	-	(56)

					155	(4,408)	278	(4,531)

					1,943	(4,364)	2,198	(4,619)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
HSBCC—HSBC Bank USA, N.A.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

At October 31, 2019, the counterparties had depositied in segregated accounts securities with a value of $5,338,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
		Notional	Received	Received		Appreciation
Terminati Effectiv	Future	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
on Date	Date	($000)	(%)	(%)	($000)	($000)

12/18/20	12/18/19	121,600	2.500	0.000	1,040	195

12/20/21	12/18/19	118,601	(1.500)	0.000	38	(341)

12/19/22	12/18/19	158,282	(1.500)	0.000	(98)	(574)

12/18/23	12/18/19	88,539	(1.500)	0.000	(117)	(493)

12/18/24	12/18/19	110,983	(1.500)	0.000	(161)	(750)

12/18/26	12/18/19	72,169	(1.750)	0.000	(1,161)	(658)

10/11/29	N/A	7,018	1.485	(1.984)	(73)	(73)

10/15/29	N/A	20,096	1.555	(2.001)	(76)	90

					(608)	(2,604)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-
agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain
(loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2019, counterparties had deposited in segregated accounts securities with a value of $5,338,000 in connection with open swap contracts.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-
the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices.
Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a
Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-
roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of
Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,312,996	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,557,055	34
Corporate Bonds	—	20,441,979	3
Sovereign Bonds	—	2,035,977	—
Taxable Municipal Bonds	—	53,401	—
Common Stocks	48,849	—	—
Temporary Cash Investments	1,339,893	—	—
Option Purchased	—	3,863	—
Option Written	—	(2,181)	—
Futures Contracts—Assets[1]	23,464	—	—
Futures Contracts—Liabilities[1]	(5,315)	—	—
Forward Currency Contracts—Liabilities	—	(2,796)	—
Swap Contracts—Assets[1]	970	2,198	—
Swap Contracts—Liabilities[1]	(2,722)	(4,619)	—
Total	1,405,139	30,397,873	37
1 Represents variation margin on the last day of the reporting period.